As filed with the Securities and Exchange Commission on February 28, 2005
================================================================================



                                File No. 333-99191


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-4

                        REGISTRATION STATEMENT UNDER THE
                       [X]   SECURITIES ACT OF 1933


                       [ ] Pre-Effective Amendment No.

                       [X] Post-Effective Amendment No. 3



                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                       [X] INVESTMENT COMPANY ACT OF 1940


                       [X]     Amendment No. 15


                        (Check appropriate box or boxes)

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
                           (Exact Name of Registrant)

                    AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                               (Name of Depositor)

                One American Square, Indianapolis, Indiana 46282
         (Address of Depositor's Principal Executive Offices) (Zip Code)

                  Depositor's Telephone Number: (317) 285-1877

                              John C. Swhear, Esq.
                     American United Life Insurance Company
                              One American Square
                          Indianapolis, Indiana 46282
                     (Name and Address of Agent for Service)


                                   Copies to:
                              Keith Robinson, Esq.
                           Dechert 1775 Eye St., N.W.
                           Washington, D.C. 20006-2401

It is proposed that this filing will become effective (Check appropriate Space)

_____    immediately upon filing pursuant to paragraph (b) of Rule 485


_____    on                  pursuant to paragraph (b) of Rule 485
            ---------------


  X
_____    60 days after filing pursuant to paragraph (a)(1) of Rule 485



_____    on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

_____ this post-effective amendment designates a new effective date for a previously filed amendment.





                                                 CROSS REFERENCE SHEET
                                                 Pursuant to Rule 495

               Showing Location in Part A (Prospectus) and Part B (Statement of Additional Information)
                             of Registration Statement of Information Required by Form N-4

PART A - PROSPECTUS

Item of Form N-4                          Prospectus Caption
----------------                          ------------------
 1. Cover Page ...........................  Cover Page
 2. Definitions ..........................  Definitions
 3. Synopsis .............................  Summary; Expense Table
 4. Condensed Financial Information ......  Condensed Financial Information
 5. General Description of Registrant,
    Depositor, and Portfolio Companies....  Information About AUL, The Variable
                                            Account, and the Funds; Voting of
                                            Shares of the Funds
 6. Deductions and Expenses ..............  Charges and Deductions
 7. General Description of Variable
    Annuity Contracts ....................  The Contracts; Premiums and Account
                                            Values During the Accumulation
                                            Period; Distributions; Summary
 8. Annuity Period .......................  Distributions
 9. Death Benefit ........................  Distributions
10. Purchases and Contract Values ........  Premiums and Account Values During
                                            the Accumulation Period
11. Redemptions ..........................  Distributions
12. Taxes ................................  Federal Tax Matters
13. Legal Proceedings ....................  Other Information
14. Table of Contents for the Statement
    of Additional Information ............  Statement of Additional Information


PART B - STATEMENT OF ADDITIONAL INFORMATION

Statement of Additional Information         Statement of Additional Information
Item of Form N-4                            Caption
-----------------------------------         ------------------------------------
15. Cover Page ...........................  Cover Page
16. Table of Contents ....................  Table of Contents
17. General Information and History ......  General Information and History
18. Services .............................  Custody of Assets; Independent
                                            Auditors
19. Purchase of Securities Being Offered .  Distribution of Contracts;
                                            (Prospectus) Charges and Deductions
20. Underwriters .........................  Distribution of Contracts
21. Calculation of Performance Data ......  Performance Information
22. Annuity Payments .....................  (Prospectus) Distributions
23. Financial Statements .................  Financial Statements

PART C - OTHER INFORMATION
Item of Form N-4                            Part C Caption
----------------                            --------------
24. Financial Statements and Exhibits ....  (Statement of Additional
                                            Information) Financial Statements
                                            and Exhibits
25. Directors and Officers of the
    Depositor.............................  Directors and Officers of AUL
26. Persons Controlled By or Under
    Common Control with the Depositor or
    Registrant............................  Persons Controlled By or Under
                                            Common Control with Registrant
27. Number of Contractowners .............  Number of Contractholders
28. Indemnification ......................  Indemnification
29. Principal Underwriters ...............  Principal Underwriters
30. Location of Accounts and Records .....  Location of Accounts and Records
31. Management Services ..................  Management Services
32. Undertakings..........................  Undertakings
    Signatures .........................    Signatures



                                   PROSPECTUS

                                       for

              Individual Flexible Premium Deferred Variable Annuity
                                   StarPoint





                                Dated May 1, 2005



                                  Sponsored by:
                    American United Life Insurance Company(R)
                                  P.O. Box 7127
                        Indianapolis, Indiana 46282-7127



                                       AUL

                                   Prospectus
             Individual Flexible Premium Deferred Variable Annuity
                                   StarPoint
                      INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                                   Offered By
                    American United Life Insurance Company(R)
                               One American Square
                           Indianapolis, Indiana 46282
                                 (317) 285-1877
                        Variable Products Service Office:
                 P.O. Box 7127, Indianapolis, Indiana 46282-7127
                           (800) 537-6442 WWW.AUL.COM



     This Prospectus describes individual variable annuity contracts (the "Contracts") offered by American United Life Insurance Company(R) ("AUL" or the "Company") subject to approval in individual states. AUL designed the Contracts for use in connection with retirement plans and deferred compensation plans for individuals. Contract Owners may use the Contracts in connection with retirement plans that meet the requirements of Sections 401(a), 403(b), 408, 408A or 457 of the Internal Revenue Code.

     This Prospectus describes Contracts for which Premiums may vary in amount and frequency, subject to certain limitations ("Flexible Premium Contracts"), which provide for the accumulation of values on either a variable basis, a fixed basis, or both. The Contracts also provide several options for fixed and variable annuity payments to begin on a future date.

     A Contract Owner may allocate Premiums designated to accumulate on a variable basis to one or more of the Investment Accounts of a separate account of AUL. The separate account is named the AUL American Individual Variable Annuity Unit Trust (the "Variable Account"). Each Investment Account invests exclusively in shares of one of the following Mutual Fund Portfolios:



OneAmerica Funds, Inc.                                                Fidelity(R) VIP Contrafund(R)
  OneAmerica Asset Director                                           Fidelity(R) VIP Equity-Income
  OneAmerica Investment Grade Bond                                    Fidelity(R) VIP Growth
  OneAmerica Money Market                                             Fidelity(R) VIP High Income
  OneAmerica Value                                                    Fidelity(R) VIP Index 500
AIM Variable Insurance Funds                                          VIP Overseas
  AIM V.I. High Yield f/k/a INVESCO VIF High Yield Fund             Janus Aspen Series
  AIM V.I. Real Estate f/k/a INVESCO VIF Real Estate                  Janus Aspen Series Flexible Income
     Opportunity Fund                                                 Janus Aspen Series Worldwide Growth
  INVESCO VIF-Dynamics Fund                                         Neuberger Berman Advisers Management Trust
  INVESCO VIF-Financial Services Fund                                 NB AMT Fasciano Class S
  INVESCO VIF-Health Sciences Fund                                    NB AMT Regency
  INVESCO VIF-Utilities Fund                                          NB AMT Limited Maturity Bond
Alger American Fund                                                 PBHG Insurance Series Fund
  Alger American Growth                                               PBHG Insurance Series Growth II
  Alger American Small Capitalization                                 PBHG Insurance Series Mid Cap Portfolio
American Century Variable Portfolios, Inc.                            PBHG Insurance Series Small Cap Portfolio
  American Century(R) VP Income & Growth                              PBHG Insurance Series Technology & Communications
  American Century(R) VP International                              Safeco Resource Series Trust
Calvert Variable Series, Inc.                                         Safeco RST Core Equity
  Calvert Social Mid Cap Growth                                       Safeco RST Growth Opportunities
Dreyfus Variable Investment Fund                                    T. Rowe Price Equity Series, Inc.
  Dreyfus VIF Appreciation Portfolio                                  T. Rowe Price Equity Income
Dreyfus Investment Portfolios                                         T. Rowe Price Mid-Cap Growth
  Drefus DIP Technology Growth Portfolio                            T. Rowe Price Fixed Income Series, Inc.
Fidelity(R) Variable Insurance Products Fund                          T. Rowe Price Limited-Term Bond
  Fidelity(R) VIP Asset Manager(SM)

     Premiums allocated to an Investment Account of the Variable Account will increase or decrease in dollar value depending on the investment performance of the corresponding mutual fund portfolios in which the Investment Account invests. These amounts are not guaranteed. Furthermore, a Contract Owner may allocate Premiums to AUL's Fixed Account. Such allocations will earn interest at rates that are paid by AUL as described in "The Fixed Account(s)."



     This Prospectus concisely sets forth information about the Contracts and the Variable Account that a prospective investor should know before investing. Certain additional information is contained in a "Statement of Additional Information," dated May 1, 2005, which has been filed with the Securities and Exchange Commission (the "SEC"). The Statement of Additional Information is incorporated by reference into this Prospectus. A prospective investor may obtain a copy of the Statement of Additional Information without charge by calling or writing AUL at the telephone number or address indicated above. A postage pre-paid envelope is provided for this purpose. The table of contents of the Statement of Additional Information is located at the end of this Prospectus.



     Expenses for Contracts with the Extra Credit Premium Rider may be higher than expenses for Contracts without the rider. If the rider is elected, the amount credited to the Contract may be more than offset by the additional fees and charges associated with the Extra Credit Premium Rider.

     Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the prospectus. Any representation to the contrary is a criminal offense.

     This prospectus should be accompanied by the current prospectuses for the fund or funds being considered. Each of these prospectuses should be read carefully and retained for future reference.



                   The date of this Prospectus is May 1, 2005

                                TABLE OF CONTENTS
Description                                                Page
-----------                                                ----

DEFINITIONS.............................................      4

SUMMARY.................................................      6
  Purpose of the Contracts..............................      6
  Types of Contracts....................................      6
  The Variable Account and the Funds....................      6

  Summary of the Fixed Accounts.........................      7

   Market Value Adjusted Fixed Account..................      7
   Non-Market Value Adjusted Fixed Account..............      7
  Premiums..............................................      7
  Right to Examine......................................      7
  Transfers.............................................      7
  Charges...............................................      8
  Distributions.........................................      8
   Withdrawals..........................................      8
   Loan Privileges......................................      8
   The Death Benefit....................................      8
  Portfolio Rebalancing Program.........................      8
  Extra Credit Premium Rider............................      8
  Other Optional Benefit Riders.........................      8
  Exhange Offers........................................      8
  Contacting AUL........................................      8

EXPENSE TABLE...........................................      9

CONDENSED FINANCIAL INFORMATION.........................     10


INFORMATION ABOUT AUL, THE VARIABLE
ACCOUNT, AND THE FUNDS..................................     12
  American United Life Insurance Company(R).............     12
  Variable Account......................................     12
  The Funds.............................................     12
  OneAmerica Funds, Inc.................................     13
   OneAmerica Asset Director Portfolio..................     13
   OneAmerica Investment Grade Bond Portfolio...........     13
   OneAmerica Money Market Portfolio....................     13
   OneAmerica Value Portfolio...........................     13
  AIM Variable Insurance Funds..........................     13
   AIM V.I.High Yield Fund (Formerly INVESCO VIF High
      Yield Fund)..........................................  13
   AIM - V.I. Real Estate Fund (formerly INVESCO
      VIF Real Estate Opportunity Fund).................     13
   INVESCO VIF-Dynamics Fund............................     13
   INVESCO VIF-Financial Services Fund..................     13
   INVESCO VIF-Health Sciences Fund.....................     13
   INVESCO VIF-Utilities Fund...........................     14
  Alger American Fund...................................     14
   Alger American Growth Portfolio......................     14
   Alger American Small Capitalization Portfolio........     14
  American Century(R) Variable Portfolios, Inc..........     14
   American Century(R) VP Income & Growth Portfolio.....     14
   American Century(R) VP International Portfolio.......     14
  Calvert Variable Series, Inc..........................     14
   Calvert Social Mid Cap Growth Portfolio..............     14
  Dreyfus Variable Investment Fund......................     15
   Dreyfus VIF Appreciation.............................     15
  Dreyfus Investment Portfolios.........................     15
   Dreyfus DIP Technology Growth........................     15
  Fidelity(R) Variable Insurance Products Fund..........     15
   Fidelity(R) VIP Asset Manager(SM) Portfolio..........     15
   Fidelity(R) VIP Contrafund(R) Portfolio..............     15
   Fidelity(R) VIP Equity-Income Portfolio..............     15
   Fidelity(R) VIP Growth Portfolio.....................     15
   Fidelity(R) VIP High Income Portfolio................     15
   Fidelity(R) VIP Index 500 Portfolio..................     16
   Fidelity(R) VIP Overseas Portfolio...................     16
  Janus Aspen Series....................................     16
   Janus Aspen Series Flexible Income Portfolio.........     16
   Janus Aspen Series Worldwide Growth Portfolio........     16
 Neuberger Berman Advisers Management Trust ............     16
   NB AMT Fasciano Portfolio Class S....................     16
   NB AMT Limited Maturity Bond Portfolio ..............     16
   NB AMT Regency Portfolio ............................     17
   PBHG Insurance Series Fund ..........................     17
   PBHG Insurance Series Growth II Portfolio............     17
   PBHG Insurance Series Mid Cap Portfolio..............     17
   PBHG Insurance Series Small Cap Portfolio............     17
   PBHG Insurance Series Technology
    & Communications Portfolio..........................     17
  Safeco Resource Series Trust..........................     17
   Safeco RST Core Equity Portfolio.....................     17
   Safeco RST Growth Opportunities Portfolio............     17
  T. Rowe Price Equity Series, Inc......................     18
   T. Rowe Price Equity Income Portfolio................     18
   T. Rowe Price Mid-Cap Growth Portfolio...............     18
  T. Rowe Price Fixed Income Series, Inc................     18
   T. Rowe Price Limited-Term Bond Portfolio............     18

THE CONTRACTS...........................................     18
  General...............................................     18

PREMIUMS AND ACCOUNT VALUES
DURING THE ACCUMULATION PERIOD..........................     18
  Application for a Contract............................     18
  Premiums Under the Contracts..........................     18
  Right to Examine Period...............................     19
  Allocation of Premiums................................     19
  Transfers of Account Value............................     19
  Abusive Trading Practices.............................     20
   Late Trading.........................................     20
   Market Timing........................................     20
Dollar Cost Averaging Program.........................       20
   Ongoing Dollar Cost Averaging Program................     20
  Portfolio Rebalancing Program.........................     21
  Portfolio Optimizaton Program.........................     21
  Contract Owner's Variable Account Value...............     22
   Accumulation Units...................................     22
   Accumulation Unit Value..............................     22
   Net Investment Factor................................     22

+
CHARGES AND DEDUCTIONS..................................     22
  Premium Tax Charge....................................     22
  Withdrawal Charge.....................................     22
  Mortality and Expense Risk Charge.....................     23
  Annual Contract Fee...................................     23
  Administrative Fee....................................     23
  Rider Charges.........................................     23
  Other Charges.........................................     24
  Variations in Charges.................................     24
  Guarantee of Certain Charges..........................     24

Description                                                Page
-----------                                                ----
CHARGES AND DEDUCTIONS (continued)
  Expenses of the Funds.................................     24
DISTRIBUTIONS...........................................     24
  Cash Withdrawals......................................     24
  Loan Privileges.......................................     25
  Death Proceeds Payment Provisions.....................     25
   Standard Contractual Death Benefit...................     25
   Enhanced Death Benefit Rider.........................     26
   Death of the Owner...................................     26
   Death of the Annuitant...............................     26
  Payments from the Variable Account....................     26
  Annuity Period........................................     26
   General .............................................     26
   Fixed Payment Annuity................................     27
   Variable Payment Annuity.............................     27
   Payment Options......................................     27
   Selection of an Option...............................     28

THE FIXED ACCOUNT(S)....................................     28
  Summary of the Fixed Accounts.........................     28
   Non-Market Value Adjusted Fixed Account..............     28
   Market Value Adjusted Fixed Account..................     28
  Withdrawals...........................................     28
  Transfers.............................................     29
  Contract Charges......................................     29
  Payments from the Fixed Account(s)....................     29

MORE ABOUT THE CONTRACTS................................     29
  Designation and Change of Beneficiary.................     29
  Assignability.........................................     29
  Proof of Age and Survival.............................     29
  Misstatements.........................................     29
  Acceptance of New Premiums............................     29
  Optional Benefits.....................................     29
   Earnings Benefit Rider...............................     30
   Enhanced Earnings Benefit Rider......................     30
   Enhanced Death Benefit Rider.........................     30
   Extra Credit Premium Rider...........................     30
   Guaranteed Minimum Annuitization Benefit Rider.......     30
   Long Term Care Facility and Terminal Illness
    Benefit Rider.......................................     31
   Withdrawal Charge Reduction Rider....................     31

FEDERAL TAX MATTERS.....................................     31
  Introduction..........................................     31
  Diversification Standards.............................     31
  Taxation of Annuities in General-
   Non-Qualified Plans..................................     31
  Additional Considerations.............................     32
  Qualified Plans.......................................     33
  Qualified Plan Federal Taxation Summary...............     34
  403(b) Programs-Constraints on Withdrawals............     34
  403(b) Programs-Loan Privileges.......................     35

OTHER INFORMATION.......................................     35
  Voting of Shares of the Funds.........................     35
  Substitution of Investments...........................     35
  Changes to Comply with Law and Amendments.............     36
  Reservation of Rights.................................     36
  Periodic Reports......................................     36
  Legal Proceedings.....................................     36
  Legal Matters.........................................     36
  Financial Statements..................................     36

STATEMENT OF ADDITIONAL
INFORMATION ............................................     36

                                   DEFINITIONS

Various terms commonly used in this Prospectus are defined as follows:

403(b) PLAN - An arrangement by a public school organization or an organization that is described in Section 501(c)(3) of the Internal Revenue Code, including certain charitable, educational and scientific organizations, under which employees are permitted to take advantage of the federal income tax deferral benefits provided for in Section 403(b) of the Internal Revenue Code.

408 or 408A PLAN - A plan of individual retirement accounts or annuities, including a simplified employee pension plan, SIMPLE IRA or Roth IRA plan established by an employer, that meets the requirements of Section 408 or 408A of the Internal Revenue Code.

457 PLAN - A plan established by a unit of a state or local government or a tax-exempt organization under Section 457 of the Internal Revenue Code.


ACCOUNT VALUE - The total sum of a Contract Owner's value in the Variable Account, the Fixed Account(s) and the Loan Account. Initially, it is equal to the initial Premium less any applicable Premium tax and thereafter reflects the net result of Premiums, investment experience, charges deducted, and any withdrawals taken.


ACCUMULATION PERIOD - The period starting on the Contract Date and ending when the Contract is terminated, either through surrender, withdrawal(s), annuitization, payment of charges, payment of the death benefit, or a combination thereof.

ACCUMULATION UNIT - A unit of measure used to record amounts of increases to, decreases from, and accumulations in the Investment Accounts of the Variable Account during the Accumulation Period.

ANNUITANT - The person or persons on whose life or lives annuity payments depend.

ANNUITY - A series of payments made by AUL to an Annuitant or Beneficiary during the period specified in the Annuity Option.

ANNUITY DATE - The first day of any month in which an annuity begins under a Contract, which shall not be later than the required beginning date under applicable federal requirements.

ANNUITY OPTIONS - Options under a Contract that prescribe the provisions under which a series of annuity payments are made to an Annuitant, contingent Annuitant, or Beneficiary.

ANNUITY PERIOD - The period during which annuity payments are made.

ASSUMED INTEREST RATE (AIR) - The investment rate built into the Variable Payment Annuity table used to determine the first annuity payment.

AUL - American United Life Insurance Company(R).

BENEFICIARY - The person having the right to receive the death proceeds, if any, payable upon the death of the Contract Owner during the Accumulation Period, and the person having the right to benefits, if any, payable upon the death of an Annuitant during the Annuity Period under any Annuity Option other than a survivorship option (i.e., Option 3-under which the contingent Annuitant has the right to benefits payable upon the death of an Annuitant).


BUSINESS DAY - A day on which AUL's Home Office is customarily open for business. Traditionally, in addition to federal holidays, AUL is not open for business on the day after Thanksgiving.


CASH VALUE - An Owner's Account Value minus the applicable withdrawal charge plus or minus any applicable Market Value Adjustment.

CONTRACT ANNIVERSARY - The yearly anniversary of the Contract Date.


CONTRACT DATE - The date shown as the Contract Date in a Contract. It will not be later than the date the initial Premium is accepted under a Contract, and it is the date used to determine Contract Years and Contract Anniversaries.

CONTRACT OWNER - The person entitled to the ownership rights under the Contract and in whose name the Contract is issued. A trustee or custodian may be designated to exercise an Owner's rights and responsibilities under a Contract in connection with a retirement plan that meets the requirements of Section 401 or 408 of the Internal Revenue Code. An administrator, custodian, or other person performing similar functions may be designated to exercise an Owner's responsibilities under a Contract in connection with a 403(b) or 457 Program. The term "Owner," as used in this Prospectus, shall include, where appropriate, such a trustee, custodian, or administrator.


CONTRACT YEAR - A period beginning with one Contract Anniversary, or, in the case of the first Contract Year, beginning on the Contract Date, and ending the day before the next Contract Anniversary.

DEATH PROCEEDS - The amount payable to the Beneficiary by reason of the death of the Annuitant or Owner during the Accumulation Period in accordance with the terms of the Contract.

EMPLOYEE BENEFIT PLAN - A pension or profit sharing plan established by an Employer for the benefit of its employees and which is qualified under Section 401 of the Internal Revenue Code.

FIRST YEAR PREMIUM - Premium received by AUL from a Contract Owner with an effective date in the first Contract Year.

FIXED ACCOUNT - An account that is part of our General Account, and is not part of or dependent on the investment performance of the Variable Account.

FIXED ACCOUNT VALUE - The total value under a Contract allocated to any of the Fixed Account(s).

FREE WITHDRAWAL AMOUNT - The amount that may be withdrawn without incurring withdrawal charges, which is 12% of the Account Value as of the first withdrawal, in the first Contract Year, and 12% of the Account Value as of the most recent Contract Anniversary thereafter.


FUNDS - A diversified, open-end management investment company commonly referred to as a mutual fund, or a portfolio thereof.


GENERAL ACCOUNT - All assets of AUL other than those allocated to the Variable Account or to any other separate account of AUL.

GUARANTEED PERIOD - The period of time in years that the interest rate on an MVA Fixed Account is guaranteed. Guaranteed Periods may be 1, 3, 5, 7, or 10 years in length or other duration offered from time to time by AUL.


HOME OFFICE - The Variable Products Service Office at AUL's principal business office, One American Square, P.O. Box 7127, Indianapolis, Indiana 46206-7127,
(800) 537-6442.  WWW.AUL.COM.


HR-10 PLAN - An Employee Benefit Plan established by a self-employed person in accordance with Section 401 of the Internal Revenue Code.

INVESTMENT ACCOUNT/INVESTMENT OPTION - One or more of the subdivisions of the Separate Account. Each Investment Account is invested in a corresponding Portfolio of a particular mutual fund.

LOAN ACCOUNT - A portion of the Account Value which is collateral for loan amounts.


NET CASH VALUE - Cash Value less outstanding loans and loan interest.

OWNER - See "Contract Owner."

PREMIUM(S) - The amounts paid to AUL as consideration for the Contract. In those states that require the payment of premium tax upon receipt of a premium by AUL, the term "premium" shall refer to the amount received by AUL net of the amount deducted for premium tax.

PROPER NOTICE - Notice that is received at our Home Office in a form that is acceptable to Us.

SEPARATE  ACCOUNT - AUL American  Individual  Variable  Annuity Unit Trust.  The
Separate Account is segregated into several Investment Accounts each of which invests in a corresponding mutual fund portfolio.

VALUATION DATE - Each date on which the Investment Accounts are valued, which currently includes each Business Day that is also a day on which the New York Stock Exchange is open for trading.

VALUATION PERIOD - The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date. Generally, the Valuation Date is "closed" at or about 4:00 P.M. eastern standard time, on each day the NYSE is open for trading. The Valuation Date may close earlier than 4:00 P.M. EST if the NYSE closes earlier than 4:00 P.M. and it is possible to determine the net asset value at that time.

VARIABLE ACCOUNT - The Separate Account.

VARIABLE ACCOUNT VALUE - The Account Value of this Contract which is invested in one or more Investment Accounts.

WE - "We", "Us", or "Our", means AUL.

YOU - "You" or "Your" means the Owner of this Policy.

                                     SUMMARY

     This summary is intended to provide a brief overview of the more significant aspects of the Contracts. Later sections of this Prospectus, the Statement of Additional Information, and the Contracts provide further detail. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contracts involving the Variable Account. The pertinent Contract and "The Fixed Account" section of this Prospectus briefly describe the Fixed Account.

PURPOSE OF THE CONTRACTS

     AUL offers the individual variable annuity contracts ("Contracts") described in this Prospectus for use in connection with taxable contribution retirement plans and deferred compensation plans for individuals (collectively "non-Qualified Plans"). AUL also offers the Contracts for use by individuals in connection with retirement plans that meet the requirements of Sections 401, 403(b), 457, 408 or 408A of the Internal Revenue Code, allowing for pre-tax contributions (collectively "Qualified Plans"). While a Contract Owner may benefit from tax deferral under a Qualified Plan without the use of a variable annuity contract, variable annuities may provide additional investment and insurance or annuity-related benefits to individual Contract Owners. A variable annuity contract presents a dynamic concept in retirement planning designed to give Contract Owners flexibility in attaining investment goals. A Contract provides for the accumulation of values on a variable basis, a fixed basis, or both, and provides several options for fixed and variable annuity payments. During the Accumulation Period, a Contract Owner can allocate Premiums to the various Investment Accounts of the Variable Account or to the Fixed Account. See "The Contracts."

     Investors should carefully consider the tax benefits and disadvantages of a Contract, and should consult a tax advisor. The tax benefits can be important for investors seeking retirement income. The Contract may be disadvantageous for those who do not plan to use the Contract as a source of retirement income. The tax treatment may not be important for investors using the Contract in connection with certain Qualified Plans. Investors should also consider the investment and annuity benefits offered by the Contracts.

TYPES OF CONTRACTS

     AUL offers Flexible Premium Contracts where Premium payments may vary in amount and frequency, subject to the limitations described herein.

THE VARIABLE ACCOUNT AND THE FUNDS

     AUL will allocate Premiums designated to accumulate on a variable basis to the Variable Account. See "Variable Account." The Variable Account is currently divided into subaccounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one of the portfolios of the following mutual funds:

Investment Account and                   Mutual Fund                                    Investment Advisor
 Corresponding Mutual Fund Portfolio
OneAmerica Asset Director                OneAmerica Funds, Inc.                         American United Life Insurance Company(R)
OneAmerica Investment Grade Bond         OneAmerica Funds, Inc.                         American United Life Insurance Company(R)
OneAmerica Money Market                  OneAmerica Funds, Inc.                         American United Life Insurance Company(R)
OneAmerica Value                         OneAmerica Funds, Inc.                         American United Life Insurance Company(R)
AIM V.I. High Yield Fund f/k/a           AIM Variable Insurance Funds                   A I M Advisors, Inc.
 INVESCO VIF-High Yield Fund
AIM V.I. Real Estate Fund f/k/a
 INVESCO VIF-Real Estate
 Opportunity Fund                        AIM Variable Insurance Funds                   A I M Advisors, Inc.
Alger American Growth                    Alger American Fund                            Fred Alger Management, Inc.
Alger American Small Capitalization      Alger American Fund                            Fred Alger Management, Inc.
American Century(R) VP Income & Growth   American Century(R) Variable Portfolios, Inc.  American Century(R) Investment
                                                                                                Management, Inc.
American Century(R) VP International     American Century(R) Variable Portfolios, Inc.  American Century(R) Investment
                                                                                                Management, Inc.
NB AMT Fasciano Class S                  Neuberger Berman Advisers Management Trust     Neuberger Berman Management Inc.
NB AMT Limited Maturity Bond             Neuberger Berman Advisers Management Trust     Neuberger Berman Management Inc.
NB AMT Regency                           Neuberger Berman Advisers Management Trust     Neuberger Berman Management Inc.

Calvert Social Mid Cap Growth            Calvert Variable Series, Inc.                  Calvert Asset Management Corporation
Dreyfus VIF Appreciation                 Dreyfus Variable Investment Fund               The Dreyfus Corporation, Fayez Sarofim
                                                                                                & Co., Sub-adviser, Dreyfus Variable
                                                                                                Investment Fund
Dreyfus DIP Technology Growth            Dreyfus Investment Portfolios                  Dreyfus Investments, a division of
                                                                                                Dreyfus Service Corporation, Dreyfus
                                                                                                Investment Portfolios
Fidelity(R) VIP Asset Manager            Fidelity(R) Variable Insurance Products Fund   Fidelity(R) Management & Research Company
Fidelity(R) VIP Contrafund(R)            Fidelity(R) Variable Insurance Products Fund   Fidelity(R) Management & Research Company
Fidelity(R) VIP Equity-Income            Fidelity(R) Variable Insurance Products Fund   Fidelity(R) Management & Research Company
Fidelity(R) VIP Growth                   Fidelity(R) Variable Insurance Products Fund   Fidelity(R) Management & Research Company
Fidelity(R) VIP High Income              Fidelity(R) Variable Insurance Products Fund   Fidelity(R) Management & Research Company
Fidelity(R) VIP Index 500                Fidelity(R) Variable Insurance Products Fund   Fidelity(R) Management & Research Company
Fidelity(R) VIP Overseas                 Fidelity(R) Variable Insurance Products Fund   Fidelity(R) Management & Research Company
INVESCO VIF-Dynamics Fund                AIM Variable Insurance Funds                   A I M Advisors, Inc., Sub-adviser INVESCO
                                                                                          Institutional (N.A.), Inc.
                                       6

The Variable Accounts and the Funds (continued)

Investment Account and                   Mutual Fund                                    Investment Advisor
 Corresponding Mutual Fund Portfolio

INVESCO VIF-Financial Services Fund      AIM Variable Insurance Funds                   A I M Advisors, Inc., Sub-adviser INVESCO
                                                                                          Institutional (N.A.), Inc.
INVESCO VIF-Health Sciences Fund         AIM Variable Insurance Funds                   A I M Advisors, Inc., Sub-adviser INVESCO
                                                                                          Institutional (N.A.), Inc.
INVESCO VIF-Utilities Fund               AIM Variable Insurance Funds                   A I M Advisors, Inc., Sub-adviser INVESCO
                                                                                          Institutional (N.A.), Inc.
Janus Aspen Series Flexible Income       Janus Aspen Series                             Janus Capital Management LLC
Janus Aspen Series Worldwide Growth      Janus Aspen Series                             Janus Capital Management LLC
PBHG Insurance Series Growth II          PBHG Insurance Series Fund                     Pilgrim Baxter & Associates, Ltd.
PBHG Insurance Series Mid Cap Portfolio  PBHG Insurance Series Fund                     Pilgrim Baxter & Associates, Ltd.
PBHG Insurance Series Small
  Cap Portfolio                          PBHG Insurance Series Fund                     Pilgrim Baxter & Associates, Ltd.
PBHG Insurance Series Technology &       PBHG Insurance Series Fund                     Pilgrim Baxter & Associates, Ltd.
 Communications
Safeco RST Core Equity                   Safeco Resource Series Trust                   Safeco Asset Management Company
Safeco RST Growth Opportunities          Safeco Resource Series Trust                   Safeco Asset Management Company
T. Rowe Price Equity Income              T. Rowe Price Equity Series, Inc.              T. Rowe Price Associates, Inc.
T. Rowe Price Limited-Term Bond          T. Rowe Price Fixed Income Series, Inc.        T. Rowe Price Associates, Inc.
T. Rowe Price Mid-Cap Growth             T. Rowe Price Equity Series, Inc.              T. Rowe Price Associates, Inc.


     Each of the Funds has a different investment objective. A Contract Owner may allocate Premiums to one or more of the Investment Accounts available under a Contract. Premiums allocated to a particular Investment Account will increase or decrease in dollar value depending upon the investment performance of the corresponding mutual fund portfolio in which the Investment Account invests. These amounts are not guaranteed. The Contract Owner bears the investment risk for amounts allocated to an Investment Account of the Variable Account.

SUMMARY OF THE FIXED ACCOUNTS

     A Contract Owner may allocate Premiums to one of several fixed accounts which are part of AUL's General Account. The Contracts offer a Non-MVA Fixed Account. The Non-MVA Fixed Account(s) may not be available in all states.

Market Value Adjusted Fixed Accounts

     Market Value Adjusted Fixed Accounts provide a guaranteed rate of interest over five different maturity durations: currently, one (1), three (3), five (5), seven (7) or ten (10) years. AUL will credit the Fixed Account the declared interest rate for the duration selected unless a distribution from the Market Value Adjusted Fixed Account occurs for any reason. If such a distribution occurs, AUL will subject the proceeds to a market value adjustment, resulting in either an increase or decrease in the value of the distributed proceeds, depending on interest rate fluctuations. No market value adjustment will be applied to a Market Value Adjusted Fixed Account if the allocations are held until maturity. In that case, the Market Value Adjusted Fixed Account will be credited the declared rate for the duration selected. A Contract Owner must allocate a minimum amount of $1,000 to a Market Value Adjusted Fixed Account. MARKET VALUE ADJUSTED FIXED ACCOUNTS ARE NOT AVAILABLE IN ALL STATES. MARKET VALUE ADJUSTED FIXED ACCOUNT ARE NOT AVAILABLE IN ALL CONTRACTS.


Non-Market Value Adjusted Fixed Account

     A Contract Owner may allocate Premiums to the Non-Market Value Adjusted (Non-MVA) Fixed Account where the Non-MVA Fixed Account is approved by the state (currently, only Washington state). The Non-MVA Fixed Account is part of AUL's General Account. Amounts allocated to the Non-MVA Fixed Account earn interest at rates periodically determined by AUL. Generally, any current rate that exceeds the guaranteed rate will be effective for the Contract for a period of at least one year. These rates are guaranteed to be at least equal to a minimum effective annual rate ranging from 1% to 4%, depending on the Contract. THE NON-MARKET VALUE ADJUSTED FIXED ACCOUNT MAY NOT BE AVAILABLE IN ALL STATES.


PREMIUMS

     The Contract Owner may vary Premiums in amount and frequency. The minimum monthly APP (Automatic Premium Payment) is $500. Otherwise, the minimum Premium is $1,000. The minimum first year Premium is $1,000. The Contract Owner must deposit $5,000 by the fifth policy anniversary. See "Premiums under the Contracts."

RIGHT TO EXAMINE

     The Contract Owner has the right to return the Contract for any reason within ten calendar days of receipt (or a longer period if required by state law). If the Contract Owner exercises this right, AUL will treat the Contract as void from its inception. AUL will refund to the Contract Owner the Account Value. The Contract Owner bears all of the investment risk prior to the Company's receipt of request for cancellation. AUL will refund the Premium paid in those states where required by law and for all individual retirement annuities, if returned within seven days of receipt.

TRANSFERS

     A Contract Owner may transfer his or her Variable Account Value among the available Investment Accounts or to any of the available Fixed Accounts at any time during the Accumulation Period. The Contract Owner may transfer part of his or her Fixed Account Value to one or more of the available Investment Accounts during the Accumulation Period, subject to certain restrictions. The minimum transfer amount from any one Investment Account or from the Fixed Account is $500. If the Account Value in an Investment Account or the Fixed Account prior to a transfer is less than $500, then the minimum transfer amount is the Contract Owner's remaining Account Value in that account. If, after any transfer, the remaining Account Value in an Investment Account or in the Fixed Account would be less than $500, then AUL will treat that request as a request for a transfer of the entire Account Value.

     If we determine that the transfers made by or on behalf of one or more Owners are to the disadvantage of other Owners, the transfer right may be restricted. We also reserve the right to limit the size of transfers and remaining balances, to limit the number and frequency of transfers, and to discontinue telephone, interactive voice response or internet based transfers.

CHARGES

     AUL will deduct certain charges in connection with the operation of the Contracts and the Variable Account. These charges include a withdrawal charge assessed upon withdrawal or surrender, a mortality and expense risk charge, a Premium tax charge, an administrative fee, fees for selected optional benefit riders and an annual Contract fee. In addition, the Funds pay investment advisory fees and other expenses. For further information on these charges and expenses, see "Charges and Deductions."

DISTRIBUTIONS

Withdrawals

     The Contract Owner may surrender or take a withdrawal from the Account Value at any time before the Annuity Date. Withdrawals and surrenders are subject to the limitations under any applicable Qualified Plan and applicable law. The minimum withdrawal amount is $250.

     Certain retirement programs, such as 403(b) Programs, are subject to constraints on withdrawals and surrenders. See "403(b) Programs-Constraints on Withdrawals." See "Cash Withdrawals" for more information, including the possible charges and tax consequences of surrenders or withdrawals.

Loan Privileges

     Prior to the annuity date, the owner of a Contract qualified under Section 403(b) may take a loan from the Account Value subject to the terms of the Contract. The Plan and the Internal Revenue Code may impose restrictions on loans. Outstanding loans will reduce the amount of any Death Proceeds as well as reduce the amount of Account Value available for surrender.

The Death Benefit

     If a Contract Owner dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary. The amount of the death benefit is equal to the Death Proceeds. A death benefit will not be payable if the Contract Owner dies on or after the Annuity Date, except as may be provided under the Annuity Option elected. See "Death Proceeds Payment Provisions" and "Annuity Period."


ONGOING DOLLAR COST AVERAGING PROGRAM

     At any time, the Contract Owner may purchase units of an Investment Account over a period of time through the Ongoing Dollar Cost Averaging (Ongoing DCA) Program. Under the Ongoing DCA Program, the Contract Owner authorizes AUL to transfer a specific dollar amount from the OneAmerica Money Market Investment Account into one or more other Investment Accounts at the unit values determined on the dates of the transfers. These transfers will continue automatically until AUL receives notice to discontinue the Program, or until there is not enough money in the OneAmerica Money Market Investment Account to continue the Program. To participate in the Program, AUL requires a minimum deposit of $10,000 into the OneAmerica Money Market Investment Account. For further information, see the explanation under "Dollar Cost Averaging Program."

PORTFOLIO REBALANCING PROGRAM

     The Contract Owner may elect to automatically adjust his or her investment account balances consistent with the allocation most recently requested. AUL can do this on a quarterly or annual basis from the date on which the Portfolio Rebalancing Program commences.

EXTRA CREDIT PREMIUM RIDER

     The Extra Credit Premium Rider, if selected, offers a credit of 3%, 5% or 6% of the total first year premium payments (the "Credit"). There is a separate charge for this Rider. If an owner elects the Extra Credit Premium Rider at the time of application, AUL will credit an extra amount to the Contract each time the owner makes a premium payment within the first twelve months after the Contract is issued. Any withdrawals or surrender will result in the recapture of a portion of the Credit amount, according to the Credit vesting schedule. See "Expense Table" for detail regarding the charges for these riders. See "Extra Credit Premium Rider" below for more detail regarding the riders.


OTHER OPTIONAL BENEFIT RIDERS


     AUL offers other optional benefit riders with separate charges. A Contract Owner may add, at issue, an Enhanced Death Benefit Rider, a Withdrawal Charge Reduction Rider, an Earnings Benefit Rider, an Enhanced Earnings Benefit Rider, a Guaranteed Minimum Annuitization Benefit Rider or a Guaranteed Return of Premium Rider. See "Optional Benefits" for a description of the benefits and "Expense Table" for detail regarding the charges for the individual benefits.



CONTACTING AUL

     Individuals should direct all written requests, notices, and forms required under these Contracts, and any questions or inquiries to AUL's Variable Products Office at the address and phone number shown on the front of this Prospectus.

                                  EXPENSE TABLE


     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expeses that you will pay at the time that you buy the contract, surrender the contract, or transfer Account Value between Investment Accounts. State Premium taxes may also be deducted. See "Premium Tax Charge." The information contained in the table is not generally applicable to amounts allocated to the Fixed Account or to annuity payments under an Annuity Option.

CONTRACT OWNER TRANSACTION EXPENSES

 DEFERRED SALES LOAD (As a percentage of first year premium surrendered; also referred to as a "WITHDRAWAL CHARGE")(1)

 Charge as a Percentage of First Year Premium on Withdrawals Exceeding 12% Free Withdrawal Amount(1)

Contract Year                       1      2        3        4        5        6       7        8 or more
-------------                       -      -        -        -        -        -       -        ---------

Flexible Premium                    7%     6%       5%       4%       3%       2%      1%       0%
 Contracts

Flexible Premium Contracts with
 the Withdrawal Charge Reduction
 Rider (optional)                   7%     6%       5%       4%       3%       0%      0%       0%


     (1) An amount  withdrawn  during a Contract  Year  referred  to as the Free
Withdrawal Amount will not be subject to a withdrawal charge. The Free Withdrawal Amount is 12% of the account value as of the first withdrawal, in the first contract year, and 12% of the account value as of the most recent Contract Anniversary thereafter. See "Withdrawal Charge."

     The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund expenses.

ANNUAL CONTRACT FEE

 Maximum Annual Contract fee for Contracts with less than $20,000............................................ $50
 Maximum Annual Contract fee for Contracts $20,000 or greater but less than $50,000.......................... $30
 Maximum Annual Contract fee for Contracts $50,000 or greater................................................ $ 0


SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of annual account value)

    Monthly Administrative Fee(2).......................................................................... 0.15%

    Standard Individual Deferred Variable Annuity(2)
        Mortality and expense risk fee..................................................................... 1.15%

    Optional Rider Expenses (as an equivalent annual percentage of average account value)
         Enhanced Death Benefit Rider(2)................................................................... 0.15%
         Earnings Benefit Rider(3)......................................................................... 0.30%
         Enhanced Earnings Benefit Rider(3)................................................................ 0.40%
         Guaranteed Minimum Annuitization Benefit(2)....................................................... 0.40%

         Guaranteed Return of Premium Rider(2)............................................................. 0.40%

         3% Extra Credit Premium Rider(3).................................................................. 0.55%
         5% Extra Credit Premium Rider(3).................................................................. 0.65%
         6% Extra Credit Premium Rider(3).................................................................. 0.75%
         Withdrawal Charge Reduction Rider(3).............................................................. 0.30%

    Optional Fees
         Transfer fee per transfer for transfers in excess of 24 in a Contract Year.......................$25.00

     (2) The Variable Account expenses set forth apply exclusively to allocations made to the Investment Account(s) of the Variable Account. Such charges do not apply to, and will not be assessed against, allocations made to the Fixed Account(s).

     (3) The expenses set forth apply to allocations made to both the Investment Account(s) of the Variable Account and the Fixed Account(s).




     The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.


Total Fund Annual Operating Expenses                    Minimum      Maximum
(expenses that are deducted from Fund
assets, including management fees, distribution
and/or service (12b-1) fees,
and other expenses)..................................    0.34%       1.40%

                                    EXAMPLE

     The Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses.

     The Example assume that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable time period:

                      1 Year          3 Years          5 Years          10 Years

Flexible Premium      $137.89          $206.99          $290.92          $490.46
 Contracts with
 Withdrawal Charge
 Reduction Rider

Flexible Premium       162.29           241.69           316.11           526.63
 Contracts without
 Withdrawal Charge
 Reduction Rider


(2) If you annuitize at the end of the applicable time period:

                      1 Year          3 Years          5 Years          10 Years

Flexible Premium      $137.89          $206.99          $258.32          $490.46
 Contracts with
 Withdrawal Charge
 Reduction Rider

Flexible Premium       162.29           241.69           264.44           526.63
 Contracts without
 Withdrawal Charge
 Reduction Rider

(3) If you do not surrender your contract:

                      1 Year          3 Years          5 Years          10 Years

Flexible Premium      $ 50.10          $152.60          $258.32          $490.46
 Contracts with
 Withdrawal Charge
 Reduction Rider

Flexible Premium        49.12           155.08           264.44           526.63
 Contracts without
 Withdrawal Charge
 Reduction Rider

                         CONDENSED FINANCIAL INFORMATION



     The following table presents Condensed Financial Information with respect to each of the Investment Accounts of the Variable Account for the period from the date of first deposit on January 1, 2003 to December 31, 2003. The following tables should be read in conjunction with the Variable Account's financial statements, which are included in the Variable Account's Annual Report dated as of December 31, 2003. The Variable Account's financial statements have been audited by PricewaterhouseCoopers LLP, the Variable Account's independent auditors.






                                               Accmulation Unit Value       Accumulation Unit Value    Number of Accumulations Units
Investment Account*                             at beginning of period        at end of period          Outstanding at end of period

OneAmerica Value

    2003                                           $ 5.00 (01/01/03)             $ 6.74                         2,102,262


OneAmerica Money Market

    2003                                           $ 5.00 (01/01/03)             $ 0.99                        10,301,307


OneAmerica Investment Grade Bond

    2003                                           $ 5.00 (01/01/03)             $ 5.18                         1,666,609


OneAmerica Asset Director

    2003                                           $ 5.00 (01/01/03)             $ 6.29                         2,409,208


Alger American Growth

    2003                                           $ 5.00 (01/01/03)             $ 6.67                         1,102,602


Alger American Small Cap

    2003                                           $ 5.00 (01/01/03)             $ 7.03                            71,160


American Century(R) VP International

    2003                                           $ 5.00 (01/01/03)             $ 6.15                            64,656

American Century(R) VP Income & Growth

    2003                                           $ 5.00 (01/01/03)             $ 6.38                           415,635



*All Investment Accounts represent Class B units.





                                               Accmulation Unit Value       Accumulation Unit Value    Number of Accumulations Units
Investment Account*                             at beginning of period        at end of period          Outstanding at end of period

Calvert Social Mid Cap Growth

    2003                                           $ 5.00 (01/01/03)             $ 6.50                             6,590

Fidelity(R) VIP High Income

    2003                                           $ 5.00 (01/01/03)             $ 6.28                           408,600


Fidelity(R) VIP Growth

    2003                                           $ 5.00 (01/01/03)             $ 6.56                           570,432


Fidelity(R) VIP Overseas

    2003                                           $ 5.00 (01/01/03)             $ 7.08                            51,541


Fidelity(R) VIP Asset Manager (SM)

    2003                                           $ 5.00 (01/01/03)             $ 5.82                           455,118


Fidelity(R) VIP Index 500

    2003                                           $ 5.00 (01/01/03)             $ 6.34                         1,420,457


Fidelity(R) VIP Equity-Income

    2003                                           $ 5.00 (01/01/03)             $ 6.43                           479,746


Fidelity(R) VIP Contrafund (R)

    2003                                           $ 5.00 (01/01/03)             $ 6.34                         1,715,316


INVESCO VIF-Dynamics

    2003                                           $ 5.00 (01/01/03)             $ 6.82                            22,123


INVESCO VIF-Financial Services

    2003                                           $ 5.00 (01/01/03)             $ 6.40                             3,786


INVESCO VIF-Health Sciences

    2003                                           $ 5.00 (01/01/03)             $ 6.29                            10,242


INVESCO VIF-Utlilities

    2003                                           $ 5.00 (01/01/03)             $ 5.81                           168,798


INVESCO VIF-Real Estate Opportunity

    2003                                           $ 5.00 (01/01/03)             $ 6.83                            14,576


INVESCO VIF-High Yield

    2003                                           $ 5.00 (01/01/03)             $ 6.45                            58,103


Janus Aspen Series Worldwide Growth

    2003                                           $ 5.00 (01/01/03)             $ 6.12                           861,225


Janus Aspen Series Flexible Income

    2003                                           $ 5.00 (01/01/03)             $ 5.25                         1,460,100


Neuberger AMT Fasciano Class S

    2003                                           $ 5.00 (05/01/03)             $ 6.25                            21,247


Neuberger AMT Regency

    2003                                           $ 5.00 (05/01/03)             $ 6.34                                 0


Neuberger AMT Limited Maturity Bond

    2003                                           $ 5.00 (05/01/03)             $ 5.01                             3,173


PBHG Growth II

    2003                                           $ 5.00 (01/01/03)             $ 6.20                            24,675


PBHG Technology & Communications

    2003                                           $ 5.00 (01/01/03)             $ 7.17                            14,540


PBHG Mid-Cap Value

    2003                                           $ 5.00 (05/01/03)             $ 6.47                             1,750


PBHG Small Cap

    2003                                           $ 5.00 (05/01/03)             $ 6.64                             9,483


SAFECO RST Core Equity

    2003                                           $ 5.00 (01/01/03)             $ 6.16                           104,253


SAFECO RST Growth Opportunities

    2003                                           $ 5.00 (01/01/03)             $ 7.05                           414,977


T. Rowe Price Equity Income

    2003                                           $ 5.00 (01/01/03)             $ 6.19                         1,346,603


T. Rowe Price Limited-Term Bond

    2003                                           $ 5.00 (01/01/03)             $ 5.15                         1,169,471


T. Rowe Price Mid-Cap Growth

    2003                                           $ 5.00 (01/01/03)             $ 6.83                         1,120,817

*All Investment Accounts represent Class B units.


           INFORMATION ABOUT AUL, THE VARIABLE ACCOUNT, AND THE FUNDS

AMERICAN UNITED LIFE INSURANCE COMPANY(R)

     AUL is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company ("MHC").

After conversion, the insurance company issued voting stock to a newly-formed stock holding company, OneAmerica Financial Partners, Inc. (the "Stock Holding Company"). The Stock Holding Company may, at some future time, offer shares of its stock publicly or privately; however, the MHC must always hold at least 51% of the voting stock of the Stock Holding Company, which in turn owns 100% of the voting stock of AUL. No plans have been formulated to issue any shares of capital stock of the Stock Holding Company at this time. The Stock Holding Company issued $200 million aggregate principal amount of its 7% senior notes due 2033 in 2003.

AUL conducts a conventional life insurance and annuity business. At December 31, 2003, the OneAmerica Financial Partners, Inc. enterprise, in which AUL is a partner, had assets of $14,040.8 million and had equity of $1,161.1 million.

     The principal underwriter for the Contracts is OneAmerica Securities, Inc., a wholly owned subsidiary of AUL. OneAmerica Securities, Inc. is registered as a broker-dealer with the SEC.


VARIABLE ACCOUNT

     AUL American Individual Variable Annuity Unit Trust was established by AUL on November 11, 1998, under procedures established under Indiana law. The income, gains, or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to other income, gains, or losses of AUL. Assets in the Variable Account attributable to the reserves and other liabilities under the Contracts are not chargeable with liabilities arising from any other business that AUL conducts. AUL owns the assets in the Variable Account and is required to maintain sufficient assets in the Variable Account to meet all Variable Account obligations under the Contracts. AUL may transfer to its General Account assets that exceed anticipated obligations of the Variable Account. All obligations arising under the Contracts are general corporate obligations of AUL. AUL may invest its own assets in the Variable Account, and may accumulate in the Variable Account proceeds from Contract charges and investment results applicable to those assets.

     The Variable Account is currently divided into sub-accounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one of the Funds. Premiums may be allocated to one or more Investment Accounts available under a Contract. AUL may in the future establish additional Investment Accounts of the Variable Account, which may invest in other securities, mutual funds, or investment vehicles.

     The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Variable Account or of AUL.

THE FUNDS

     Each of the Funds is a diversified, open-end management investment company commonly referred to as a mutual fund, or a portfolio thereof. Each of the Funds is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies or practices of the Fund. Each Fund has its own investment objective or objectives and policies. The shares of a Fund are purchased by AUL for the corresponding Investment Account at the Fund's net asset value per share, i.e., without any sales load. All dividends and capital gain distributions received from a Fund are automatically reinvested in such Fund at net asset value, unless otherwise instructed by AUL. AUL has entered into agreements with the Distributors/Advisors of AIM Advisors, Inc., American Century(R) Variable Portfolios, Inc., Calvert Variable Series, Inc., The Dreyfus Corporation Fayez Sarofim, Dreyfus Investments Fidelity(R) Investments, INVESCO Funds Group, Inc., Janus Capital Management LLC, Neuberger Berman Management, Inc.,Pilgrim Baxter & Associates, Safeco Asset Management Company, T. Rowe Price Equity Series, Inc. and T. Rowe Price Fixed Income Series, Inc., under which AUL has agreed to render certain services and to provide information about these funds to its Contract Owners and/or Participants who invest in these funds. Under these agreements and for providing these services, AUL receives compensation from the Distributor/Advisor of these funds, ranging from zero basis points until a certain level of Fund assets have been purchased to 25 basis points based on an annual service fee of average daily market value of shares owned by the Separate Account.

     The investment advisors of the Funds are identified in the Summary. All of the investment advisors are registered with the SEC as investment advisors. The Funds offer their shares as investment vehicles to support variable annuity contracts. The advisors or distributors to certain of the Funds may advise and distribute other investment companies that offer their shares directly to the public, some of which have names similar to the names of the Funds in which the Investment Accounts invest. These investment companies offered to the public should not be confused with the Funds in which the Investment Accounts invest. The Funds are described in their prospectuses, which accompany this prospectus.

     A  summary  of the  investment  objective  or  objectives  of each

Fund is provided below. There can be no assurance that any Fund will achieve its objective or objectives. More detailed information is contained in the Prospectus for the Funds, including information on the risks associated with the investments and investment techniques of each Fund.

ONEAMERICA FUNDS, INC.


OneAmerica Asset Director Portfolio

     Seeking long-term capital appreciation and some income to help cushion the volatility of equity investments. The OneAmerica Asset Director Portfolio invests in assets allocated among publicly traded common stock, debt securities (including convertible debentures) and money market securities utilizing a fully managed investment policy. The composition of the Portfolio will vary from time-to-time, based upon the advisor's evaluation of economic and market trends and the anticipated relative total return available from a particular type of security. Accordingly, at any given time, up to 100% of the Portfolio may be invested in any one sector such as common stocks, debt securities or money market instruments.

OneAmerica  Investment  Grade Bond Portfolio

     Seeking a high level of income with prudent investment risk and capital appreciation consistent with the primary objective. The OneAmerica Investment Grade Bond Portfolio invests primarily in investment grade fixed income securities. The Portfolio may invest no more than 10% of its assets in securities rated less than BBB or Baa (investment grade). It is intended that the Portfolio securities generally will be of sufficient credit quality to provide a high level of protection against loss of principal or interest. The Portfolio may also invest in money market instruments, repurchase agreements, reverse repurchase agreements, dollar-denominated foreign securities and other debt securities that are consistent with the maturity and credit quality criteria.

OneAmerica  Money  Market Portfolio

     Seeking to provide a level of current income while preserving assets and maintaining liquidity and investment quality. The OneAmerica Money Market Portfolio invests in short-term money market instruments of the highest quality that the advisor has determined present minimal credit risk. The Portfolio invests only in money market instruments denominated in U.S. dollars that mature in 13 months or less from the date of purchase. These instruments may include U.S. Government securities, commercial paper, repurchase agreements, reverse repurchase agreements, certificates of deposit and money market funds.

OneAmerica Value Portfolio

     Seeking long-term capital appreciation. The OneAmerica Value Portfolio invests primarily in equity securities selected on the basis of fundamental investment research for their long-term growth prospects. The Portfolio uses a value-driven approach in selecting securities, concentrating on companies which appear undervalued compared to the market and to their own historic valuation levels. Typically, at least 65% of the Portfolio's assets will be invested in common stocks listed on a national securities exchange or actively traded over-the-counter on the NASDAQ National Market System.

FOR ADDITIONAL INFORMATION CONCERNING ONEAMERICA FUNDS, INC. AND ITS PORTFOLIOS, PLEASE SEE THE ONEAMERICA FUNDS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

AIM VARIABLE INSURANCE FUNDS

AIM V.I. High Yield Fund (formerly Invesco VIF High Yield Fund)

     Seeks a high level of current income. Normally, the fund invests at least 80% of its net assets in non-investment grade debt securities, i.e., "junk" bonds. Investments may include investments in synthetic instruments with similar economic characteristics and may include futures and options. The fund will invest principally in junk bonds rated B or above by Moody's Investors Services, Inc. or BB or lower by Standard & Poor's Ratings. The fund may also invest in preferred stock and up to 25% of its total assets in foreign securities.

AIM - V.I. Real Estate Fund (formerly Invesco VIF Real Estate Opportunity Fund)

     Seeking to achieve high total return. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in the securities of real estate and real estate companies.

INVESCO  VIF Dynamics Fund

     Seeking long-term capital growth. The Fund invests at least 65% of its net assets in common stocks of mid-sized companies. The Managers define mid-sized companies that are included in the Russell Mid Cap Growth Index at the time of purchase, or if not included in that Index, have market capitalizations of between $2.5 billion and $15 billion at the time of purchase.

INVESCO VIF Financial Services Fund

     Seeking long-term capital growth. The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies involved in the financial services sector. These companies include, but are not limited to, banks (regional and moneycenters), insurance companies (life, property and casualty, and multi-line), investment and miscellaneous industries (asset managers, brokerage firms, and government-sponsored agencies), and suppliers to financial services companies. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers that present risk not associated with investing solely in the United States. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation. Portfolio turnover is greater than most funds, which may affect performance.

INVESCO VIF Health Sciences Fund

     Seeking long-term capital growth. The Fund normally invests at least 80% of its net assets in the equity securities and equity instruments related to health care. These companies include, but are not limited to, medical equipment or supplies, pharmaceuticals, biotechnology, and heath care providers and service companies. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers that present risk not associated with investing solely in the United States. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation. Portfolio turnover is greater than most funds, which may affect performance.

INVESCO VIF  Utilities Fund

     Seeking capital growth and income. The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in utilities-related industries. These include, but are not limited to, companies that produce, generate, transmit, or distribute natural gas or electricity, as well as companies that provide telecommunications services including local, long distance, and wireless. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers that present risk not associated with investing solely in the United States. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation. Portfolio turnover is greater than most funds, which may affect performance.

FOR ADDITIONAL INFORMATION CONCERNING AIM VARIABLE INSURANCE FUNDS AND ITS PORTFOLIOS, PLEASE SEE THE AIM VARIABLE INSURANCE FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

ALGER AMERICAN FUND

Alger American Growth Portfolio

     Seeking long-term capital appreciation. The Alger American Growth Portfolio seeks long-term capital appreciation by focusing on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Portfolio invests primarily in the equity securities of large companies. The Portfolio considers a large company to have a market capitalization of $1 billion or greater. This Portfolio is not restricted to any one type of security.

Alger American Small Capitalization Portfolio

     Seeking long-term capital appreciation. The Portfolio focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the Portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell 2000 Growth Index.

FOR  ADDITIONAL   INFORMATION   CONCERNING  THE  ALGER  AMERICAN  FUND  AND  ITS
PORTFOLIOS, PLEASE SEE THE ALGER AMERICAN FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.

American Century(R) VP Income & Growth Portfolio

     Seeking capital growth by investing in common stocks. Income is a secondary objective. This Fund employs a quantitative management approach with the goal of producing a total return that exceeds its benchmark, the S&P 500. The Fund invests mainly in large-company stocks, such as those in the S&P 500. The Fund invests mainly in large-company stocks, such as those in the S&P 500. The Fund invests mainly in the 1,500 largest publicly traded companies in the United States. The management team strives to outperform the S&P 500 over time while matching the risk characteristics of the index. Under normal market conditions, the Fund strives to remain essentially fully invested in stocks at all times. The Fund is typically diversified across a variety of industries and sectors. Individuals cannot invest directly in any index.


American Century(R) VP International Portfolio

     Seeking long-term capital growth. This Fund invests in common stocks of foreign companies that are considered by management to have better-than-average prospects for appreciation. The Fund invests primarily in securities of at least three issuers located in developed markets (excluding the United States). Although the primary investment of the Fund will be common stocks, the Fund may also invest its assets in varying amounts in other types of securities consistent with the accomplishment of the Fund's objectives. The Fund may make foreign investments either directly in foreign securities or indirectly by purchasing depositary receipts for foreign securities.

FOR ADDITIONAL INFORMATION CONCERNING AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC. AND ITS PORTFOLIOS, PLEASE SEE THE AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

CALVERT VARIABLE SERIES, INC.

Calvert Social Mid Cap Growth Portfolio

     Seeking long-term capital appreciation. The Calvert Social Mid Cap Growth Portfolio invests primarily in a non-diversified Portfolio of the stock securities of mid-sized companies that are undervalued but demonstrate a potential for growth. Investments may also include, but are not limited to, preferred stocks, foreign securities, convertible security bonds, notes and other debt securities. The Portfolio invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort.

FOR ADDITIONAL INFORMATION CONCERNING CALVERT VARIABLE SERIES, INC. AND ITS PORTFOLIO, PLEASE SEE THE CALVERT VARIABLE SERIES, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

DREYFUS VARIABLE INVESTMENT FUND

Dreyfus VIF Appreciation Portfolio

Seeking long-term capital growth consistent with the preservation of capital, the Portfolio has a secondary goal of current income. To pursue these goals, the Portfolio invests in the common stocks of blue chip companies having total market values of more than $5 billion at time of purchase. The Portfolio looks primarily for growth companies and generally maintains relatively large positions in the securities it purchases. Typically, the Portfolio employs a "buy and hold" investment strategy and seeks to keep annual turnover below 15%.

FOR ADDITIONAL INFORMATION CONCERNING THE DREYFUS VARIABLE INVESTMENT FUND AND ITS PORTFOLIO, PLEASE SEE THE DREYFUS VARIABLE INVESTMENT FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

DREYFUS INVESTMENT PORTFOLIOS

Dreyfus DIP Technology Growth Portfolio

Seeking capital appreciation by investing at least 80% of its assets in the stocks of growth companies of any size that Dreyfus believes to be leading producers or beneficiaries of technological innovation. Up to 25% of the Portfolio's assets may be invested in foreign equities. The Portfolio looks for sectors in technology that are expected to outperform on a relative scale. The more attractive sectors are overweighted; those sectors with less appealing prospects are underweighted.

FOR ADDITIONAL INFORMATION CONCERNING THE DREYFUS VARIABLE INVESTMENT FUND AND ITS PORTFOLIO, PLEASE SEE THE DREYFUS VARIABLE INVESTMENT FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND

Fidelity(R) VIP Asset Manager(SM)Portfolio

     Seeking high total return with reduced risk over the long-term. Fidelity Management & Research Company (FMR)'s principal investment strategies include:
Allocating the fund's assets among stocks, bonds, and short-term and money market instruments; maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments; adjusting allocation among asset classes gradually within the following ranges- stock class (30%-70%), bond class (20%-60%), and short-term/money market class (0%-50%); investing in domestic and foreign issuers; analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value to select investments; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.


Fidelity(R) VIP  Contrafund(R) Portfolio

     Seeks long-term capital appreciation. Fidelity Management & Research Company (FMR)'s principal investment strategies include: Normally investing primarily in common stocks; investing in securities of companies whose value it believes is not fully recognized by the public; investing in domestic and foreign issuers; investing in either "growth" stocks or "value" stocks or both; using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.

Fidelity(R)  VIP  Equity-Income Portfolio

     Seeks reasonable income and will also consider the potential for capital appreciation. Seeks a yield that exceeds the composite yield on the securities comprising the Standard & Poor's 500(SM) Index. (Individuals cannot invest directly in any index.) Fidelity Management & Research Company (FMR)'s principal investment strategies include: Normally investing at least 80% of assets in equity securities; normally investing primarily in income-producing equity securities, which tends to lead to investments in large cap "value" stocks; potentially investing in other types of equity securities and debt securities, including lower-quality debt securities; investing in domestic and foreign issuers; using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.

Fidelity(R) VIP Growth Portfolio

     Seeks to achieve capital appreciation. Fidelity Management & Research Company (FMR)'s principal investment strategies include: Normally investing primarily in common stocks; investing in companies that it believes have above-average growth potential (stocks of these companies are often called "growth" stocks); investing in domestic and foreign issuers; using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.

Fidelity(R)  VIP High Income Portfolio

     Seeks a high level of current income, while also considering growth of capital. Fidelity Management & Research Company (FMR)'s principal investment strategies include: Normally investing primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities; potentially investing in non-income producing securities, including defaulted securities and common stocks; investing in companies in troubled or uncertain financial condition; investing in domestic and foreign issuers; using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.


Fidelity(R) VIP Index 500 Portfolio

     Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500(R). FMR's principal investment strategies include: Normally investing at least 80% of assets in common stocks included in the S&P 500(R); using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, and earnings growth; lending securities to earn income for the fund; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.

Fidelity(R)  VIP  Overseas Portfolio

     Seeks long-term growth of capital. Fidelity Management and Research Company
(FMR)'s principal investment strategies include: Normally investing at least 80% of assets in non-U.S. securities; normally investing primarily in common stocks; allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole; using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.

FOR ADDITIONAL INFORMATION CONCERNING FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND ("VIP") AND ITS PORTFOLIOS, PLEASE SEE THE VIP PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


JANUS ASPEN SERIES

Janus Aspen Series Flexible Income Portfolio

     Seeking maximum total return consistent with preservation of capital. The Janus Aspen Series Flexible Income Portfolio normally invests at least 80% of its assets in income-producing securities and may have substantial holdings of debt securities rated below investment grade ("junk") bonds. The Portfolio may invest to a lesser degree in common stocks, stock securities or debt securities that are not currently paying dividends or interest. Additionally, this Portfolio may invest without limit in foreign securities, including those of corporate and government issuers.

Janus Aspen Series Worldwide Growth Portfolio

    Seeking long-term capital growth in a manner consistent with preservation of capital. The Janus Aspen Series Worldwide Growth Portfolio invests primarily in common stocks of foreign and domestic issuers. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may at times invest in fewer than five countries or even a single country. The Portfolio may invest up to 25% of its assets in mortgage and asset-backed securities, up to 10% of its assets in zero coupon, pay-in-kind and step coupon securities, and without limit in indexed/structured securities. The Portfolio will not invest more than 35% of its assets in high-yield/high-risk securities.

FOR ADDITIONAL INFORMATION CONCERNING JANUS ASPEN SERIES AND ITS PORTFOLIOS, PLEASE SEE THE JANUS ASPEN SERIES PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.



NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

NB AMT Fasciano Portfolio Class S

     Seeks long-term capital growth. The Portfolio manager also may consider a company's potential for current income prior to selecting it for the Portfolio. The Portfolio invests primarily in the common stocks of smaller companies, i.e. those with market capitalizations of less than $1.5 billion at the time the Portfolio first invests in them. The manager will look for companies with: strong business franchises that are likely to sustain long-term rates of earnings growth for a three to five year time horizon; and stock prices that the market has undervalued relative to the value of similar companies and that offer excellent potential to appreciate over a three to five year time horizon. The Portfolio has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

NB AMT Limited Maturity Bond Portfolio

     Seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal. The Portfolio invests mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers. These may include mortgage- and asset-backed securities. To enhance yield and add diversification, the Portfolio may invest up to 10% of net assets in securities that are below investment grade provided that, at the time of purchase, they are rated at least B by Moody's or Standard and Poor's, or if unrated by either of these, are believed by the managers to be of comparable quality. The Portfolio may also invest in foreign debt securities to enhance yield and/or total return. Although the Pportfolio may invest in securities of any maturity, it normally maintains an average Portfolio duration of four years or less. The Portfolio is authorized to change its goal without shareholder approval, although it currently does not intend to do so. It normally invests at least 80% of its assets in bonds and other debt securities and will not alter this policy without providing at least 60 days' prior notice to shareholders.

NB AMT Regency Portfolio

     Seeks growth of capital. The Portfolio invests mainly in common stocks of mid-capitalization companies. It seeks to reduce risk by diversifying among different companies and industries. The managers look for well-managed companies whose stock prices are undervalued. The Portfolio has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

FOR ADDITIONAL INFORMATION CONCERNING NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST AND ITS PORTFOLIOS, PLEASE SEE THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

PBHG INSURANCE SERIES FUND

PBHG Insurance Series Growth II Portfolio

     Seeking capital appreciation. The PBHG Insurance Series Growth II Portfolio invests at least 65% of its total assets in common stocks and convertible securities of small-and medium-sized growth companies (market capitalization or annual revenues up to $4 billion).


PBHG Insurance Series Mid Cap Portfolio

     Seeking to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk. Normally, the Portfolio invests at least 80% of its assets in equity securities, such as common stocks, issued by companies with market capitalizations within the range of the S&P Mid Cap 400 Index at the time of the Portfolio's investment. The equity securities in the Portfolio are primarily common stocks of medium-sized companies that Pilgram Baxter believes have sustainable long-term growth prospects but are currently trading at modest relative valuations given certain financial measurements, such as their price-to-earings ratios, dividend income potential and earnings power. The Portfolio's sector weightings are generally within 10% of the S&P Mid Cap 400's sector weightings.


PBHG Insurance Series Small Cap Portfolio

     Seeking to provide investors with the above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk. Under normal market conditions, the Portfolio invests at least 80% of its assets in equity securities, such as common stocks, issued by companies with market capitalizations within the range of the Russell 2000(R) Index at the time of the Portfolio's investment. The equity securities in the Portfolio are primarily common stocks that Pilgram Baxter believes have sustainable long-term growth prospects but are currently trading at modest relative valuations given certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. The Portfolio's sector weightings are generally within 10% of the Russell 2000's sector weightings.

PBHG Insurance Series  Technology &  Communications Portfolio

     Seeking long-term growth of capital. Current income is incidental to the Portfolio's goal. The PBHG Insurance Series Technology & Communications Portfolio will invest at least 80% of its total assets in common stocks of companies doing business in the technology and communications sector of the market. In addition, the Portfolio is concentrated, which means it will invest 25% or more of its total assets in the group of industries within the sector. The Portfolio invests in companies that may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting edge developments. The Portfolio's holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing, using or marketing scientific advances.

FOR MORE COMPLETE INFORMATION, INCLUDING INFORMATION ON CHARGES AND EXPENSES, CONCERNING THE PBHG INSURANCE SERIES FUND, PLEASE CALL (800) 433-0051 OR WRITE THE PBHG INSURANCE SERIES FUND FOR A PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

SAFECO RESOURCE SERIES TRUST

Safeco RST Core Equity Portfolio

     Seeking long-term capital growth and reasonable dividend income. The Safeco RST Core Equity Portfolio mainly invests in large cap stocks, the majority of which are considered core holdings where the manager has strong conviction in the three-to-five year earnings per share outlook. The remainder of stocks is special situation issues, which have a specific earnings catalyst for shorter periods of time (i.e., cost cutting, restructuring). Additionally, this Portfolio may invest in fixed-income (bond) securities in accordance with business and financial conditions. It invests primarily in dividend-paying common stocks.

Safeco RST Growth  Opportunities Portfolio

     Seeking capital growth. The Safeco RST Growth Opportunities Portfolio manager employs bottom up, fundamental research in the pursuit of rapidly growing companies. The buy discipline is primarily focused on small company stocks that are attractively priced on a valuation basis using both qualitative and quantitative screens. Most issues have excellent earnings growth potential, but are trading at discounts relative to their industry peers and the overall market. The manager will sell when outlook changes; however, the manager may keep holdings through periodic downturns.

FOR ADDITIONAL INFORMATION CONCERNING SAFECO RESOURCE SERIES TRUST AND ITS PORTFOLIOS, PLEASE SEE THE SAFECO RESOURCE SERIES TRUST PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

T. ROWE PRICE EQUITY SERIES, INC.

T. Rowe Price  Equity  Income Portfolio

     Seeking to provide a relatively conservative way to access substantial dividend income and long-term capital growth. The fund manager of the T. Rowe Price Equity Income Fund invests in common stocks of established companies expected to pay above-average dividends. The fund manager employs a value-oriented investment approach. He focuses on companies with an above-average dividend yield--a positive component of total return. The manager utilizes a thorough "bottom-up" fundamental research evaluation of each holding. Also, the manager will broadly diversify sector exposure seeking to reduce volatility.


T. Rowe Price Mid-Cap Growth Portfolio

     Seeking long-term capital appreciation through investments in mid-cap stocks with potential for above-average earnings growth. The Fund will normally invest at least 80% of net assets in a diversified portfolio of common stocks of mid-cap companies whose earnings T. Rowe Price expects to grow at a faster rate than the average company. Mid-Cap companies are defined as those whose market capitalization falls within the range of either the S&P Mid Cap 400 Index or the Russell Mid cap Growth Index. In selecting investments, management generally favors companies that have proven products or services; have a record of above-average earnings growth; have demonstrated potential to sustain earnings growth; operate in industries experiencing increasing demand; or have stock prices that appear to undervalue their growth prospects. While most of the assets will be invested in U.S. common stocks, the Portfolio may hold other securities including foreign securities, futures and options in keeping with the Portfolio's objective. Effective May 1, 2004, this Portfolio will not be available to new contracts.


T. ROWE PRICE FIXED INCOME SERIES, INC.

T.Rowe Price Limited-Term Bond Portfolio

     Seeking high level of income consistent with moderate fluctuations in principal value. The Fund normally invests at least 80% of its net assets in bonds and 65% of total assets in short- and intermediate-term bonds. There are no maturity limitations on individual securities but the Fund's dollar-weighted average effective maturity will not exceed five years. At least 90% of the Fund's Portfolio will consist of investment-grade securities. In an effort to enhance yield, up to 10% of assets can be invested in below-investment-grade securities.

FOR ADDITIONAL INFORMATION CONCERNING T. ROWE PRICE EQUITY SERIES, INC. AND T. ROWE PRICE FIXED INCOME SERIES, INC. AND THEIR PORTFOLIOS, PLEASE SEE THE T. ROWE PRICE EQUITY SERIES, INC. AND THE T. ROWE PRICE FIXED INCOME SERIES, INC. PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


                                 THE CONTRACTS

GENERAL

     The Contracts are offered for use in connection with non-tax qualified retirement plans by an individual. The Contracts are also eligible for use in connection with certain tax qualified retirement plans that meet the requirements of Sections 401, 403(b), 408 or 408A of the Internal Revenue Code. Certain federal tax advantages are currently available to retirement plans that qualify as (1) self-employed individuals' retirement plans under Section 401, such as HR-10 Plans, (2) pension or profit-sharing plans established by an employer for the benefit of its employees under Section 401, (3) Section 403(b) annuity purchase plans for employees of public schools or a charitable, educational, or scientific organization described under Section 501(c)(3), and
(4) individual retirement accounts or annuities, including those established by an employer as a simplified employee pension plan or SIMPLE IRA plan under
Section 408, Roth IRA plan under Section 408A or (5) deferred compensation plans for employees established by a unit of a state or local government or by a tax-exempt organization under Section 457.

           PREMIUMS AND ACCOUNT VALUES DURING THE ACCUMULATION PERIOD

APPLICATION FOR A CONTRACT

     Any person or, in the case of Qualified Plans, any qualified organization, wishing to purchase a Contract must submit an application and an initial Premium to AUL, and provide any other form or information that AUL may require. AUL reserves the right to reject an application or Premium for any reason, subject to AUL's underwriting standards and guidelines.

PREMIUMS UNDER THE CONTRACTS

     Premium payments under the Contracts may be made at any time during the Contract Owner's life and before the Contract's Annuity Date. Premiums may vary in amount and frequency but each Premium payment must be at least $100 if paying Premiums through monthly APP (Automatic Premium Payment). Otherwise, the minimum is $1,000. Premiums must total at least $5,000 in the first five Contract Years. Premiums may not total more than $1 million in each of the first two Contract Years. In subsequent Contract Years, Premiums may not exceed $15,000 for non-Qualified Contracts or $30,000 for Qualified Contracts, unless otherwise agreed to by AUL.

     If the minimum Premium amounts are not met, AUL may, after 60 days notice, terminate the Contract and pay an amount equal to the Account Value as of the close of business on the effective date of termination. AUL may change the minimum Premiums permitted under a Contract, and may waive any minimum required Premium at its discretion.

     Annual Premiums under any Contract purchased in connection with a Qualified Plan will be subject to maximum limits imposed by the Internal Revenue Code and possibly by the terms of the Qualified Plan. See the Statement of Additional Information for a discussion of these limits or consult the pertinent Qualified Plan document. Such limits may change without notice.

     Initial Premiums must be credited to a Contract no later than the end of the second Business Day after it is received by AUL at its Home Office if it is preceded or accompanied by a completed application that contains all the information necessary for issuing the Contract and properly crediting the Premium. If AUL does not receive a complete application, AUL will notify the applicant that AUL does not have the necessary information to issue a Contract. If the necessary information is not provided to AUL within five Business Days after the Business Day on which AUL first receives an initial Premium or if AUL determines it cannot otherwise issue a Contract, AUL will return the initial Premium to the applicant, unless consent is received to retain the initial Premium until the application is made complete.

     Subsequent Premiums (other than initial Premiums) are credited as of the end of the Valuation Period in which they are received by AUL at its Home Office.

RIGHT TO EXAMINE PERIOD

     The Owner has the right to return the Contract for any reason within the Right to Examine Period which is a ten day period beginning when the Owner receives the Contract. If a particular state requires a longer Right to Examine Period, then eligible Owners in that state will be allowed the longer statutory period to return the Contract. The returned Contract will be deemed void and AUL will refund the Account Value as of the end of the Valuation Period in which AUL receives the Contract. The Contract Owner bears the investment risk during the period prior to the Company's receipt of request for cancellation. AUL will refund the Premium paid in those states where required by law and for individual retirement annuities (if returned within seven days of receipt).

ALLOCATION OF PREMIUMS

     In the Policy application, the Owner specifies the percentage of a Premium to be allocated to the investment accounts and to the Fixed Account(s). The sum of the allocations must equal 100%, with at least 1% of each Premium payment allocated to each account selected. All Premium allocations must be in whole percentages. AUL reserves the right to limit the number of Investment Accounts to which Premiums may be allocated. The Owner can change the allocation percentages at any time, subject to these rules, by providing Proper Notice to the Home Office. The change will apply to the Premium payments received with or after receipt of the notice.

     The initial Premium generally is allocated to the available Fixed Account(s) and the Investment Accounts in accordance with the allocation instructions on the date we receive the Premium at our Home Office. Subsequent Premiums are allocated as of the end of the Valuation Period during which we receive the Premium at our Home Office.

     In those states that require the refund of the greater of Premiums paid or Account Value, we generally allocate all Premiums received to our General
Account  prior to the end of the  "right  to  examine"  period.  We will  credit interest daily on Premiums so allocated. However, we reserve the right to allocate Premiums to the available Fixed Account(s) and the Investment Accounts of the Separate Account in accordance with the allocation instructions prior to the expiration of the "right to examine" period. At the end of the Right to Examine period, we transfer the Net Premium and interest to the Fixed Account(s) and the Investment Accounts based on the percentages selected in the application. For purposes of determining the end of the right to examine period, solely as it applies to this transfer, we assume that receipt of this Policy occurs 5 calendar days after the Contract Date.

TRANSFERS OF ACCOUNT VALUE

     All or part of an Owner's Account Value may be transferred among the Investment Accounts of the Variable Account or to the Fixed Account at any time during the Accumulation Period upon receipt of Proper Notice by AUL at its Home Office. The minimum amount that may be transferred from any one Investment Account is $500 or, if less than $500, the Owner's remaining Account Value in the Investment Account. If, after any transfer, the Owner's remaining Account Value in an Investment Account or in the Fixed Account would be less than $500, then such request will be treated as a request for a transfer of the entire Account Value.

     Currently, there are no limitations on the number of transfers between Investment Accounts available under a Contract or the Fixed Account. However, AUL may charge $25.00 for each transfer in excess of twenty four in any policy year. AUL reserves the right, however, to change the limitation on the minimum transfer, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend any transfer privileges. If we determine that the transfers made by or on behalf of one or more Owners are to the disadvantage of other Owners, we may restrict the rights of certain Owners. Owners will be notified of such restrictions in writing via the United States mail. We also reserve the right to limit the size of transfers and remaining balances, to limit the number and frequency of transfers, and to discontinue telephone, interactive voice response or internet based transfers. Any transfer from an Investment Account of the Variable Account shall be effected as of the end of the Valuation Date in which AUL receives the request in proper form. AUL has established procedures to confirm that instructions communicated by telephone or via the internet are genuine, which include the use of personal identification numbers and recorded telephone calls. Neither AUL nor its agents will be liable for acting upon instructions believed by AUL or its agents to be genuine, provided AUL has complied with its procedures.

ABUSIVE TRADING PRACTICES

LATE TRADING

     Some investors attempt to profit from trading in Investment Accounts after the close of the market, but before the Variable Account has actually been priced. Because the market has closed, these investors have actual knowledge of the price of the securities prior to its calculation. They are, therefore, executing trades with information that was not readily available to the market, thereby benefiting financially to the detriment of other Owners and Participants.

     AUL prohibits late trading in its Investment Accounts. The Variable Account dates and time stamps all trades from whatever source and allows only those trades received prior to the close of the market to receive that day's unit value. All trades received after this point will receive the next day's calculated unit value.

MARKET  TIMING

     Some investors attempt to profit from various short-term or frequent trading strategies commonly known as market timing. Excessive purchases and redemptions disrupt underlying portfolio management, hurt underlying fund performance and drive underlying fund expenses higher. These costs are borne by all Owners, including long-term investors who do not generate these costs.

     AUL discourages market timing and excessive trading. If you intend to engage in such practices, do not invest in the Variable Account. AUL reserves the right to reject any request to purchase or redeem units which it reasonably determines to be in connection with market timing or excessive trading by an investor or by accounts of investors under common control (for example, related contract owners, or a financial advisor with discretionary trading authority for multiple accounts).

     AUL does not always know and cannot always reasonably detect such trading. AUL's policies and procedures only address market timing after the fact and are not prophylactic measures; they will only prevent market timing going forward once discovered. However, AUL does monitor for excessive short term trading within its separate accounts. A report is run daily to identify, at the omnibus level, net trades by Investment Account. Omnibus trades in an individual Investment Account that exceed a certain dollar amount or percentage of assets will identify potential abusive trading. The dollar amounts and asset percentages are determined by a market timing task force, and are enforced against all participants/policyholders consistently. Once a possible abuse is flagged, the individual trades for the previous ten days are reviewed to determine if a similar trade amount was executed in the opposite direction over that period.

     If a purchase/redemption match is found, then the blotters for the two trade dates are analyzed to determine if the same policyholder/participant has ordered the purchase and redemption. If an individual is identified, the administrative area is notified. Policyholder/participant trading history is reviewed to determine if the trading activity is indeed abusive short term trading. This procedure is enforced against all participants/policyholders consistently.

     In the case of an Individual policy, if it is determined that the trading activity violates AUL's policy, then the policyholder is notified of restrictions on their account. The policyholder's access to internet and interactive voice response trades are turned off and they are limited to a specific number of trades per month, as determined by the Task Force. The threshold established by the Task Force will be enforced against all policyholders/participants consistently. While these procedures are only triggered in the event that the omnibus level limit is met, there are no exceptions to these procedures and they are followed uniformly once the omnibus level triggers are met.

     In the case of group variable annuities, the plan sponsor is notified of the trading activity and encouraged to communicate to the participant to cease and desist the activity in question. If the activity continues, the participants trading privileges may be restricted, as described above. As with Individual policies, while these procedures are only triggered in the event that the omnibus level limit is met, there are no exceptions to these procedures and they are followed uniformly once the omnibus level triggers are met.

     AUL will not enter into any agreement with any individual, corporation, Plan or other entity that would permit such activity for that entity while discouraging it for other Owners.

     Some funds may charge a redemption fee for short term trading in their fund. Furthermore, some funds monitor trading at the omnibus level and enforce their own policies and procedures based on suspected abusive trading. Please consult the funds' prospectus for more details. AUL will cooperate and assist the fund in enforcing any fund specific policies and procedures.


DOLLAR COST AVERAGING PROGRAM

     Owners who wish to purchase units of an Investment Account over a period of time may do so through the Dollar Cost Averaging ("DCA") Program. The theory of dollar cost averaging is that greater numbers of Accumulation Units are purchased at times when the unit prices are relatively low than are purchased when the prices are higher. This has the effect, when purchases are made at different prices, of reducing the aggregate average cost per Accumulation Unit to less than the average of the Accumulation Unit prices on the same purchase dates. However, participation in the Dollar Cost Averaging Program does not assure a Contract Owner of greater profits from the purchases under the Program, nor will it prevent or necessarily alleviate losses in a declining market.

     For example, assume that a Contract Owner requests that $1,000 per month be transferred from the OneAmerica Money Market Investment Account to the OneAmerica Value Investment Account. The following table illustrates the effect of dollar cost averaging over a six month period.

                    Transfer          Unit            Units
      Month          Amount           Value         Purchased
      -----          ------           -----         ---------

        1            $1,000            $20             50
        2            $1,000            $25             40
        3            $1,000            $30             33.333
        4            $1,000            $40             25
        5            $1,000            $35             28.571
        6            $1,000            $30             33.333

The average price per unit for these purchases is the sum of the prices ($180) divided by the number of monthly transfers (6) or $30. The average cost per Accumulation Unit for these purchases is the total amount transferred ($6,000) divided by the total number of Accumulation Units purchased (210.237) or $28.54. THIS TABLE IS FOR ILLUSTRATIVE PURPOSES ONLY AND IS NOT REPRESENTATIVE OF FUTURE RESULTS.


Ongoing Dollar Cost Averaging Program

     Under the Ongoing DCA Program, the owner deposits Premiums into the OneAmerica Money Market Investment Account ("MMIA") and then authorizes AUL to transfer a specific dollar amount from the MMIA into one or more other Investment Accounts at the unit values determined on the dates of the transfers. This may be done monthly, quarterly, semi-annually, or annually. These transfers will continue automatically until AUL receives notice to discontinue the Program, or until there is not enough money in the MMIA to continue the Program, whichever occurs first. To participate in the Program, AUL requires a minimum deposit of $10,000 into the OneAmerica Money Market Investment Account.

     Currently, the minimum required amount of each transfer is $500, although AUL reserves the right to change this minimum transfer amount in the future. Transfers to any of the Fixed Accounts are not permitted under the Ongoing DCA Program. At least seven days advance written notice to AUL is required before the date of the first proposed transfer under the
                                       20

Ongoing DCA Program. AUL offers the Ongoing Dollar Cost Averaging Program to Contract Owners at no charge and the Company reserves the right to temporarily discontinue, terminate, or change the Program at any time. Transfers under the Ongoing DCA Program will count toward the twenty four free transfers granted to each Contract per year. Contract Owners may change the frequency of scheduled transfers, or may increase or decrease the amount of scheduled transfers, or may discontinue participation in the Program at any time by providing written notice to AUL, provided that AUL must receive written notice of such a change at least five days before a previously scheduled transfer is to occur.

     Contract Owners may initially elect to participate in the Ongoing DCA Program, and if this election is made at the time the Contract is applied for, the Program will take effect on the first monthly, quarterly, semi-annual, or annual transfer date following the Premium receipt by AUL at its Home Office. The Contract Owner may select the particular date of the month, quarter, or year that the transfers are to be made and such transfers will automatically be performed on such date, provided that such date selected is a day that AUL is open for business and provided further that such date is a Valuation Date. If the date selected is not a Business Day or is not a Valuation Date, then the transfer will be made on the next succeeding Valuation Date.

PORTFOLIO REBALANCING PROGRAM

     You may elect to automatically adjust your Investment Account balances to be consistent with the allocation most recently requested. This will be done on a quarterly or annual basis from the date on which the Portfolio Rebalancing Program commences. The redistribution will not count toward the 24 free transfers permitted each Policy year. If the Dollar Cost Averaging Program has been elected, the Portfolio Rebalancing Program will not commence until the date following the termination of the Dollar Cost Averaging Program.

     You may elect this plan at any time. The Portfolio Rebalancing Program is not available on Contracts with outstanding loans. Portfolio rebalancing will terminate when you request any transfer or the day we receive Proper Notice instructing us to cancel the Portfolio Rebalancing Program. Portfolio Rebalancing is not available if you choose the Portfolio Optimization Program, as annual rebalancing is independently a part of that Program.

     We do not currently charge for this program. We reserve the right to alter the terms or suspend or eliminate the availability of portfolio rebalancing at any time.

Portfolio Optimization Program

     Portfolio  Optimization  is an asset  allocation  service  we offer for use within this variable annuity. Asset allocation is the distribution of investments among asset classes and involves decisions about which asset classes should be selected and how much of the total contract value should be allocated to each asset class. The theory of Portfolio Optimization is that diversification among asset classes can help reduce volatility over the long-term.

     AUL and Ibbotson Associates, one of the premier firms in designing asset allocation-based investment strategies, developed 5 model portfolios, each comprised of a carefully selected combination of AUL-offered Funds. Portfolio Optimization is a two-step process. First, Ibbotson performs an optimization analysis to determine the break down of asset classes. Optimization analysis requires forecasting returns, standard deviations and correlation coefficients of asset classes over the desired investing horizon and an analysis using a state-of-the art program and a statistical analytical technique known as "mean-variance optimization." Next, after the asset class exposures are known, Ibbotson determines how each investment option (underlying Portfolio) can be used to implement the asset class level allocations. The Portfolios are selected by evaluating the asset classes represented by the Portfolios and combining Portfolios to arrive at the desired asset class exposures. The Portfolio-specific analysis uses historical returns-based style analysis and asset performance and regression and attribution analyses. It may also include portfolio manager interviews. Based on this analysis, Portfolios are selected in a way intended to optimize returns for each model, given a particular level of risk tolerance.

     If you select a Portfolio Optimization model, your initial Purchase Payment (in the case of a new application) or Contract Value, as applicable, will be allocated to the investment options according to the model you select. Subsequent Purchase Payments, if allowed under your Contract, will also be allocated accordingly. The Program automatically rebalances your Contract annually, to maintain the asset allocation given in your Portfolio Optimization model.

     Generally on an annual basis, AUL and Ibbotson Associates evaluate all the Portfolio Optimization models. Each model may change and investment options may be added to or deleted from a model as a result of the annual analysis. After the annual analysis, we will automatically update your model to the new version. This means your allocations, and potentially the underlying investment options, will automatically change and your account value will be automatically rebalanced among the investment options in your model each year.

     You may change your model selection at any time with Proper Notice. You should consult with your registered representative to assist you in determining which model is best suited to your financial needs, investment time horizon, and is consistent with your risk comfort level. You should periodically review those factors to determine if you need to change models to reflect such changes. Your registered representative can assist you in completing the proper forms to enroll in Portfolio Optimization.

     Although the models are designed to optimize returns given the various levels of risk, there is no assurance that a model Portfolio will not lose money or that investment results will not experience some volatility. Historical market and asset class performance may differ in the future from the historical performance and assumptions upon which the models are built. Allocation to a single asset class may outperform a model, so that you would have obtained better returns in a single investment option or options representing a single asset class than in a model. Model Portfolio performance is dependent upon the performance of the component investment options. The timing of your investment and the frequency of automatic rebalancing may affect performance. The value of the Variable Accounts will fluctuate, and when redeemed, may be worth more or less than the original cost. We have the right to terminate or change the Portfolio Optimization service at any time.

     The Portfolio Optimization Program must be chosen if you elect the Guaranteed Minimum Annuitization Benefit Rider. If you elect that rider and later terminate the Portfolio Optimization Program, the rider will automatically terminate.


CONTRACT OWNER'S VARIABLE ACCOUNT VALUE

Accumulation Units

     Premiums allocated to the Investment Accounts available under a Contract are credited to the Contract in the form of Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Investment Account by the Accumulation Unit value for the particular Investment Account as of the end of the Valuation Period in which the Premium is credited. The number of Accumulation Units so credited to the Contract shall not be changed by a subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Investment Account and charges against the Investment Account.

Accumulation Unit Value

     AUL determines the Accumulation Unit value for each Investment Account of the Variable Account on each Valuation Date. The Accumulation Unit value for the OneAmerica Money Market Investment Account was initially set at one dollar $1 and all the other Investment Accounts were initially set at $5. Subsequently, on each Valuation Date, the Accumulation Unit value for each Investment Account is determined by multiplying the Net Investment Factor determined as of the end of the Valuation Date for the particular Investment Account by the Accumulation Unit value for the Investment Account as of the immediately preceding Valuation Period. The Accumulation Unit value for each Investment Account may increase, decrease, or remain the same from Valuation Period to Valuation Period in accordance with the Net Investment Factor.

Net Investment Factor

     The Net Investment Factor is used to measure the investment performance of an Investment Account from one Valuation Period to the next. For any Investment Account for a Valuation Period, the Net Investment Factor is determined by dividing (a) by (b) and then subtracting (c) from the result where:

     (a)  is equal to:


          (1) the net asset value per share of the Fund in which the Investment Account invests, determined as of the end of the Valuation Period, plus

          (2) the per share amount of any dividend or other distribution, if any, paid by the Fund during the Valuation Period, plus or minus

          (3) a credit or charge with respect to taxes, if any, paid or reserved for AUL during the Valuation Period that are determined by AUL to be attributable to the operation of the Investment Account (although no federal income taxes are applicable under present law and no such charge is currently assessed);

     (b) is the net asset value per share of the Fund determined as of the end of the preceding Valuation Period.

     (c) is a daily charge factor determined by AUL to reflect the fee assessed against the assets of the Investment Account for the mortality and expense risk charge.

                             CHARGES AND DEDUCTIONS
Premium Tax Charge

     Various states impose a tax on Premiums received by insurance companies. Whether or not a Premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, the insurance tax laws, and AUL's status in a particular state. AUL assesses a Premium tax charge to reimburse itself for Premium taxes that it incurs. This charge will be deducted as Premium taxes are incurred by AUL, which is usually when an annuity is effected. Premium tax rates currently range from 0% to 3.5%, but are subject to change.

Withdrawal Charge

     No deduction for sales charges is made from Premiums for a Contract. However, if a cash withdrawal is made or the Contract is surrendered by the Owner a withdrawal charge (which may also be referred to as a contingent deferred sales charge), may be assessed by AUL on the amount withdrawn if the Contract is within the withdrawal charge period. The withdrawal charge period varies depending upon whether the Contract Owner elected the Withdrawal Charge Reduction Rider. An amount withdrawn during a Contract Year referred to as the Free Withdrawal Amount will not be subject to an otherwise applicable withdrawal charge. The Free Withdrawal Amount is 12% of Account Value as of the most recent Contract Anniversary, or 12% of the account value as of the first withdrawal in the first Contract Year.

     The chart below illustrates the amount of the withdrawal charge that applies to the Contracts based on the number of years that the Contract has been in existence.

 Charge as a Percentage of First Year Premium on Withdrawals Exceeding 12% Free Withdrawal Amount
 -----------------------------------------------------------------------------------------------

Contract Year             1      2        3        4        5        6       7        8 or more

Flexible Premium
  Contracts               7%     6%       5%       4%       3%       2%      1%       0%

Flexible Premium Contracts
  with Withdrawal Charge
  Reduction Rider         7%     6%       5%       4%       3%       0%      0%       0%


     In no event will the amount of any withdrawal charge, when added to any withdrawal charges previously assessed against any amount withdrawn from a Contract, exceed 8% of the total Premiums paid. In addition, no withdrawal charge will be imposed upon payment of Death Proceeds under the Contract.

     A withdrawal charge may be assessed upon annuitization of a Contract. No withdrawal charge will apply if a life annuity or survivorship annuity option is selected and if the Contract is in its fifth Contract Year or later and a fixed income option for a period of 10 or more years is chosen. Otherwise the withdrawal charge will apply. A withdrawal may result in taxable income to the Contract Owner.

     The withdrawal charge will be used to recover certain expenses relating to sales of the Contracts, including commissions paid to sales personnel and other promotional costs. AUL reserves the right to increase or decrease the withdrawal charge for any Contracts established on or after the effective date of the change, but the withdrawal charge will not exceed 8% of the total Premiums paid.

Mortality and Expense Risk Charge

     AUL deducts a daily charge from the Variable Account Value pro rata based on your amounts in each account. This amount is intended to compensate AUL for certain mortality and expense risks AUL assumes in offering and administering the Contracts and in operating the Variable Account. The charge is currently 1.15% as a percentage of average annual account value.

     The expense risk is the risk that AUL's actual expenses in issuing and administering the Contracts and operating the Variable Account will be more than the charges assessed for such expenses. The mortality risk borne by AUL is the risk that the Annuitants, as a group, will live longer than AUL's actuarial tables predict. AUL may ultimately realize a profit from this charge to the extent it is not needed to address mortality and administrative expenses, but AUL may realize a loss to the extent the charge is not sufficient. AUL may use any profit derived from this charge for any lawful purpose, including any distribution expenses not covered by the withdrawal charge.

Annual Contract Fee

     AUL deducts a maximum annual Contract fee from each Owner's Account Value pro rata based on your amounts in each account. The fee is assessed every year on a Contract if the Contract is in effect on the Contract Anniversary, and is assessed only during the Accumulation Period. When a Contract Owner annuitizes or surrenders on any day other than a Contract Anniversary, a pro rata portion of the charge for that portion of the year will not be assessed. The charge is deducted proportionately from the Account Value allocated among the Investment Accounts and the Fixed Account(s). The purpose of this fee is to reimburse AUL for the expenses associated with the operation of the Variable Account. AUL does not expect to profit from this fee. The fee is currently $50 for Contracts with Account Values less than $20,000; $30 for Contracts with Account Values $20,000 or greater, but less than $50,000; and, $0 for Contracts with Account Values $50,000 or greater.

Administrative Fee

     AUL deducts a monthly charge from the Variable Account Value pro rata based on your amounts in each account. This charge is assessed to reimburse AUL for the expenses associated with the administration of the Contracts. AUL may ultimately realize a profit from this charge to the extent it is not needed to address administrative expenses, but AUL may realize a loss to the extent the charge is not sufficient. AUL may use any profit derived from this charge for any lawful purpose, including any distribution expenses not covered by the withdrawal charge. The fee is currently 0.15% as a percentage of annual account value.

Rider Charges

     The addition of any riders will result in additional charges which will be deducted proportionately from either the Account Value or only the Variable Account Value.

     If the Enhanced Death Benefit Rider is elected, AUL deducts a monthly charge from the Variable Account Value pro rata based on your amounts in each account to pay for the Rider. The charge is currently 0.15% as an equivalent annual percentage of average Variable Account Value.

     If the Earnings Benefit Rider or the Enhanced Earnings Benefit is elected, AUL deducts a monthly charge from the Account Value pro rata based on your amounts in each account to pay for the Rider. The charge is currently 0.30% for the Earnings

Benefit Rider and 0.40% for the Enhanced Earnings Benefit Rider, both as an equivalent annual percentage of average Account Value.


     If the Guaranteed Minimum Annuitization Benefit Rider or the Guaranteed Return of Premium Rider are elected, AUL deducts a monthly charge from the Variable Account Value pro rata based on your amounts in each account to pay for the Rider. The charge is currently 0.40% for each of these riders as an equivalent annual percentage of average Variable Account Value.



     If an Extra Credit Premium Rider is elected, AUL deducts a monthly charge from the Account Value pro rata based on your amounts in each account to pay for the Rider. The charge is currently 0.55% for the 3% Rider; 0.65% for the 5% Rider; and, 0.75% for the 6% Rider; all as an equivalent annual percentage of average Account Value.
Other Charges

     AUL may charge the Investment Accounts of the Variable Account for the federal, state, or local income taxes incurred by AUL that are attributable to the Variable Account and its Investment Accounts. No such charge is currently assessed. A transfer charge of $25.00 is imposed on all transfers in excess of twenty four in a Contract Year.

Variations in Charges

     AUL may reduce or waive the amount of the withdrawal charge and annual Contract fee for a Contract where the expenses associated with the sale of the Contract or the administrative costs associated with the Contract are reduced. For example, the withdrawal and/or annual Contract fee may be reduced in connection with acquisition of the Contract in exchange for another annuity Contract issued by AUL. AUL may also reduce or waive the withdrawal charge and annual Contract fee on Contracts sold to the directors or employees of AUL or any of its affiliates or to directors or any employees of any of the Funds.

Guarantee of Certain Charges

     AUL guarantees that the mortality and expense risk charge shall not increase once a Contract has been sold. AUL reserves the right to increase the mortality and expense risk charge on future Contracts. AUL may increase the Annual Contract fee or the Administrative Fee, but only to the extent necessary to recover the expenses associated with administration of the Contracts and operations of the Variable Account.

Expenses of the Funds

     Each Investment Account of the Variable Account purchases shares at the net asset value of the corresponding Fund. The net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Fund. The advisory fees and other expenses are not fixed or specified under the terms of the Contract and are described in the Funds' Prospectuses.

                                 DISTRIBUTIONS

Cash Withdrawals


     During the lifetime of the Annuitant, at any time before the Annuity Date and subject to the limitations under any applicable Qualified Plan and applicable law, a Contract may be surrendered or a withdrawal may be taken from a Contract. If a Contract Owner selects a variable payment annuity with no life contingency, he or she may also take a partial withdrawal or surrender the annuity during the annuity period. A surrender or withdrawal request will be effective as of the end of the Valuation Date that a Proper Notice is received by AUL at its Home Office. Generally, surrender or withdrawal requests will be paid within seven calendar days. Withdrawals are not available during the Right to Examine Period.


     If we receive proper notice of a full surrender request, we will pay the Net Cash Value as of the end of the Valuation Period to the Owner.

     A withdrawal may be requested for a specified percentage or dollar amount of an Owner's Account Value. Upon payment, the Owner's Account Value will be reduced by an amount equal to the payment, plus any positive or negative market value adjustment on the amounts withdrawn from the MVA Fixed Accounts, and any applicable withdrawal charge. We reserve the right to treat requests for a withdrawal that would leave an Account Value of less than $2,500 as a request for a surrender. AUL may change or waive this provision at its discretion. The minimum amount that may be withdrawn from a Contract Owner's Account Value is $250. In addition, Contracts issued in connection with certain retirement programs may be subject to constraints on withdrawals and surrenders.

     The amount of a withdrawal will be taken from the Investment Accounts and the Fixed Account(s) as instructed. If the Owner does not specify, withdrawals will be made in proportion to the Owner's Account Value in the various Investment Accounts and the Fixed Account(s). A withdrawal will not be effected until Proper Notice is received by AUL at its Home Office.

     In addition to any withdrawal charges or applicable market value adjustments, a surrender or a withdrawal may be subject to a Premium tax charge for any tax on Premiums that may be imposed by various states. See "Premium Tax Charge." A surrender or withdrawal may result in taxable income and in some cases a tax penalty. See "Tax Penalty for All Annuity Contracts" in the Statement of Additional Information. Owners of Contracts used in connection with a Qualified Plan should refer to the terms of the applicable Qualified Plan for any limitations or restrictions on cash withdrawals. The tax consequences of a surrender or withdrawal under the Contracts should be carefully considered. See "Federal Tax Matters."

Loan Privileges

     Loan privileges are only available on Contracts qualified under 403(b). Prior to the Annuitization Date, the Owner of a Contract qualified under 403(b) may receive a loan from the Account Value subject to the terms of the Contract, the specific 403(b) plan, and the Internal Revenue Code, which may impose restrictions on loans.

     Loans from a 403(b) qualified Contracts are available beginning 30 days after the Issue Date. The Contract Owner may borrow a minimum of $1,000. Loans may only be secured by the Account Value. In non-ERISA plans, for Account Values up to $20,000, the maximum loan balance which may be outstanding at any time is 80% of the Account Value, but not more than $10,000. If the Account Value is $20,000 or more, the maximum loan balance which may be outstanding at any time is 40% of the Account Value, but not more than $50,000. For ERISA plans, the maximum loan balance which may be outstanding at any time is 50% of the Account Value, but not more than $50,000. The $50,000 limit will be reduced by the highest loan balances owed during the prior one-year period. Additional loans are subject to the Contract minimum amount. The aggregate of all loans may not exceed the Account Value limitations stated above.

     All loans are made from the Loan Account. An amount equal to the principal amount of the loan will be transferred to the Loan Account. The Owner can specify the Investment Accounts from which collateral will be transferred. If no allocation is specified, collateral will be transferred from each Investment Account and from the Fixed Account(s) (subject to any applicable market value adjustment) in the same proportion that the Account Value in each Investment Account and the Fixed Account(s) bears to the total Account Value in those accounts on the date the loan is made.

     AUL will charge interest on any outstanding loan at an annual rate of 5%. Interest is due and payable on each Contract Anniversary while a loan is outstanding. If interest is not paid when due, the amount of the interest is added to the loan and becomes part of the loan. Due and unpaid interest will be transferred each Contract Anniversary from each Investment Account and the Fixed Account(s) to the Loan Account in the same proportion that each Investment Account value and the Fixed Account(s) bears to the total unloaned Account Value. The amount we transfer will be the amount by which the interest due exceeds the interest which has been credited on the Loan Account.

     The Loan Account will be credited with interest daily at an effective annual rate of not less than 3.0%. Beginning in the eleventh Policy Year, the amount in the Loan Account securing the loan will be credited with interest at an effective annual rate in excess of the minimum guaranteed rate of 3.0%. Any interest credited in excess of the minimum guaranteed rate is not guaranteed.

     Loans must be repaid in substantially level payments, not less frequently than quarterly, within five years. Loans used to purchase the principal residence of the Contract Owner may be repaid within 15 years. Loan repayments will be processed in the same manner as a Premium Payment. A loan repayment must be clearly marked as "loan repayment" or it will be credited as a Premium.

     If the Contract is surrendered while the loan is outstanding, the Cash Value will be reduced by the amount of the loan outstanding plus accrued interest. If the Contract Owner/Annuitant dies while the loan is outstanding, the Death Benefit will be reduced by the amount of the outstanding loan plus accrued interest. If annuity payments start while the loan is outstanding, the Cash Value will be reduced by the amount of the outstanding loan plus accrued interest. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer as permitted in the Internal Revenue Code.

     If a loan payment (which consists of principal and interest) is not made when due, interest will continue to accrue, and the entire loan will be treated as a deemed Distribution, may be taxable to the borrower, and may be subject to a tax penalty. Interest which subsequently accrues on defaulted amounts may also be treated as additional deemed Distributions each year. Any defaulted amounts, plus accrued interest, will be deducted from the Contract when the Participant becomes eligible for a Distribution of at least that amount, and this amount may again be treated as a Distribution where required by law. Additional loans may not be available while a previous loan remains in default.

     The Company reserves the right to modify the term or procedures if there is a change in applicable law. The Company also reserves the right to assess a loan processing fee.

     Loans may also be subject to additional limitations or restrictions under the terms of the employer's plan. Loans permitted under this Contract may still be taxable in whole or part if the Participant has additional loans from other plans or contracts.

Death Proceeds Payment Provisions

     The Death Proceeds will be determined as of the end of the Valuation Period in which due proof of death is received by AUL at its Home Office.

     At the time of application, Contract Owners may select one of two death benefits available under the Contract as listed below (the enhanced death benefit option rider may not be available in all states at the time of application).

     If no selection is made at the time of application, the Death Benefit will be the Standard Contractual Death Benefit.


Standard Contractual Death Benefit

     The Death Proceeds under the Standard Contractual Death Benefit are equal to the greater of:

     1)   the Account Value less any outstanding loan and accrued interest

     2) the total of all Premiums paid less an adjustment for amounts previously surrendered and less any outstanding loan and accrued interest.


Enhanced Death Benefit Rider

     The Death Proceeds under the Enhanced Death Benefit Rider are equal to the greatest of:

     1)   the Account Value less any outstanding loan and accrued interest

     2) the total of all Premiums paid less an adjustment for amounts previously surrendered and less any outstanding loan and accrued interest

     3) the highest Account Value on any Contract Anniversary before the Owner's 86th birthday, less an adjustment for amounts previously surrendered, plus Premiums paid less any outstanding loan and accrued interest after the last Contract Anniversary

          After the Owner's 86th birthday, the Death Benefit will be equal to the highest Account Value just prior to the Owner's 86th birthday, less an adjustment for amounts previously surrendered, plus Premiums paid less any outstanding loan and accrued interest after the last Contract Anniversary.

Death of the Owner

     If the Contract Owner dies before the Annuity Date and the Beneficiary is not the Contract Owner's surviving spouse, the Death Proceeds will be paid to the Beneficiary. Such Death Proceeds will be paid in a lump-sum, unless the Beneficiary elects to have this value applied under a settlement option. The option also must have payments which are payable over the life of the Beneficiary or over a period which does not extend beyond the life expectancy of the Beneficiary. If the Contract is non-qualified, the payments must begin within one year of the Contract Owner's death, or the entire amount must be distributed by the fifth anniversary of the Contract Owner's death. If the Contract is an IRA or qualified retirement plan, the payments must begin by December 31 of the year after the Contract Owner's death, or the entire amount must be distributed by December 31 of the fifth year after the Contract Owner's death.

     If the Contract Owner dies before the Annuity Date and the Beneficiary is the Contract Owner's surviving spouse, the surviving spouse will become the new Contract Owner. The Contract will continue with its terms unchanged and the Contract Owner's spouse will assume all rights as Contract Owner. Within 120 days of the original Contract Owner's death, the Contract Owner's spouse may elect to receive the Death Proceeds or withdraw any of the Account Value without any early withdrawal charge. However, depending upon the circumstances, income tax and a tax penalty may be imposed upon such a withdrawal.

     Any amount payable under a Contract will not be less than the minimum required by the law of the state where the Contract is delivered.

Death of the Annuitant

     If the Annuitant dies before the Annuity Date and the Annuitant is not also the Contract Owner, then: (1) if the Contract Owner is not an individual, the Death Proceeds will be paid to the Contract Owner in a lump-sum; or (2) if the Contract Owner is an individual, a new Annuitant may be named and the Contract will continue. If a new Annuitant is not named within 120 days of the Annuitant's death, the Account Value, less any withdrawal charges, will be paid to the Contract Owner in a lump-sum.

     The Death Proceeds will be paid to the Beneficiary or Contract Owner, as appropriate, in a single sum or under one of the Annuity Options, as directed by the Contract Owner or as elected by the Beneficiary. If the Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax advisor should be consulted in considering payout options.

Payments from the Variable Account

     Payment of an amount from the Variable Account resulting from a surrender, withdrawal, transfer from an Owner's Account Value allocated to the Variable Account, or payment of the Death Proceeds, normally will be made within seven days from the date Proper Notice is received at AUL's Home Office. However, AUL can postpone the calculation or payment of such an amount to the extent permitted under applicable law, which is currently permissible for any period:
(a) during which the New York Stock Exchange is closed other than customary weekend and holiday closings; (b) during which trading on the New York Stock Exchange is restricted, as determined by the SEC; (c) during which an emergency, as determined by the SEC, exists as a result of which disposal of securities held by the Variable Account is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Variable Account; or (d) for such other periods as the SEC may, by order, permit for the protection of investors. For information concerning payment of an amount from the Fixed Account(s), see "The Fixed Account(s)."

ANNUITY PERIOD

General

     On the Annuity Date, the adjusted value of the Owner's Account Value may be applied to provide an annuity option on a fixed or variable basis, or a combination thereof. No withdrawal charge will apply if a life annuity or survivorship annuity option is selected and if the Contract is in its fifth Contract Year or later and a fixed income option for a period of 10 or more years is chosen. Otherwise, Contract Proceeds are equal to the Account Value less any applicable Withdrawal Charge.

     The Annuity Date is the date chosen for annuity payments to begin. Such date will be the first day of a calendar month unless otherwise agreed upon by Us. During the Accumulation Period, the Contract Owner may change the Annuity Date subject to approval by Us.

     Annuitization is irrevocable once payments have begun, unless a variable payment annuity with no life contingency is selected.

     When You annuitize, You must choose:

     1.  An annuity payout option, and

     2. Either a fixed payment annuity, variable payment annuity, or any available combination.

     A Contract Owner may designate an Annuity Date, Annuity Option, contingent Annuitant, and Beneficiary on an Annuity Election Form that must be received by AUL at its Home Office prior to the Annuity Date. AUL may also require additional information before annuity payments commence. If the Contract Owner is an individual, the Annuitant may be changed at any time prior to the Annuity Date. The Annuitant must also be an individual and must be the Contract Owner, or someone chosen from among the Contract Owner's spouse, parents, brothers, sisters, and children. Any other choice requires AUL's consent. If the Contract Owner is not an individual, a change in the Annuitant will not be permitted without AUL's consent. The Beneficiary, if any, may be changed at any time and the Annuity Date and the Annuity Option may also be changed at any time prior to the Annuity Date. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the Qualified Plan for pertinent limitations regarding annuity dates and options.

Fixed Payment Annuity

     The payment amount under a Fixed Payment Annuity option will be determined by applying the selected portion of the Contract Proceeds to the Fixed Payment Annuity table then in effect, after deducting applicable Premium taxes. The annuity payments are based upon annuity rates that vary with the Annuity Option selected and the age of the Annuitant, except that in the case of Option 1, Income for a Fixed Period, age is not a consideration. Payments under the Fixed Payment Annuity are guaranteed as to dollar amount for the duration of the Annuity Period.

Variable Payment Annuity

     The first payment amount under a Variable Payment Annuity option is set at the first valuation date after the Annuity Date by applying the selected portion of the Contract Proceeds to the Variable Payment Annuity table you select, after deducting applicable Premium taxes. Payments under the Variable Payment Annuity option will vary depending on the performance of the underlying Investment Accounts. The dollar amount of each variable payment may be higher or lower than the previous payment.

     1. Annuity Units and Payment Amount - The dollar amount of the first payment is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each annuity payment. The number of Annuity Units established remains fixed during the annuity payment period. The dollar amount of subsequent annuity payments is determined by multiplying the fixed number of Annuity Units by the Annuity Unit Value for the Valuation Period in which the payment is due.

     2. Assumed Investment Rate - The Assumed Investment Rate (AIR) is the investment rate built into the Variable Payment Annuity table used to determine your first annuity payment. You may select an AIR from 3%, 4% or 5% when you annuitize. A higher AIR means you would receive a higher initial payment, but subsequent payments would rise more slowly or fall more rapidly. A lower AIR has the opposite effect. If actual investment experience equals the AIR you choose, annuity payments will remain level. If you do not select an AIR, the default AIR will be 3%.

     3. Value of an Annuity Unit - The value of an Annuity Unit for an Investment Account for any subsequent Valuation Period is determined by multiplying the Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated, and multiplying the result by an interest factor to neutralize the AIR built into the Variable Payment Annuity table which you selected.

     4. Transfers - During the Annuity Period, transfers between Investment Accounts must be made in writing. We reserve the right to restrict transfers to no more frequently than once a year. Currently, there are no restrictions. Transfers will take place on the anniversary of the Annuity Date unless otherwise agreed to by us.

Payment Options

     All or any part of the proceeds paid at death or upon full surrender of this Contract may be paid in one sum or according to one of the following options:

     1.   Income  for  a  Fixed   Period.   Proceeds   are  payable  in  monthly
          installments for a specified number of years, not to exceed 20.

     2. Life Annuity. Proceeds are payable in monthly installments for as long as the payee lives. A number of payments can be guaranteed, such as 120, or the number of payments required to refund the proceeds applied.

     3. Survivorship Annuity. Proceeds are payable in monthly installments for as long as either the first payee or surviving payee lives.


     The Contract Proceeds may be paid in any other method or frequency of payment acceptable to us.

Contract Proceeds payable in one sum will accumulate at interest from the date of due proof of death or surrender to the payment date at the rate of interest then paid by us or at the rate specified by statute, whichever is greater.

     If a Contract Owner selects a variable payment annuity with no life contingency, he or she may take a partial withdrawal or surrender the annuity during the annuity period.


Selection of an Option

     Contract Owners should carefully review the Annuity Options with their financial or tax advisors. For Contracts used in connection with a Qualified Plan, the terms of the applicable Qualified Plan should be referenced for pertinent limitations respecting the form of annuity payments, the commencement of distributions, and other matters. For instance, annuity payments under a Qualified Plan generally must begin no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70 1/2 and is no longer employed. For Option 1, Income for a Fixed Period, the period elected for receipt of annuity payments under the terms of the Annuity Option generally may be no longer than the joint life expectancy of the Annuitant and Beneficiary in the year that the Annuitant reaches age 70 1/2 and must be shorter than such joint life expectancy if the Beneficiary is not the Annuitant's spouse and is more than 10 years younger than the Annuitant.

                                THE FIXED ACCOUNT(S)

Summary of the Fixed Accounts

     Premiums designated to accumulate on a fixed basis may be allocated to one of several Fixed Accounts which are part of AUL's General Account. Either Market Value Adjusted (MVA) Fixed Account(s) or a Non-MVA fixed account will be available under the Contract. The MVA and Non-MVA Fixed Account(s) may not be available in all states.

     Contributions or transfers to the Fixed Account(s) become part of AUL's General Account. The General Account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of other jurisdictions in which the Contracts are distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account(s) have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Account(s) has not been registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly, neither the Fixed Account(s) nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. AUL has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account(s). This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Variable Account and contains only selected information regarding the Fixed Account(s). For more information regarding the Fixed Account(s), see the Contract itself.

Non-Market Value Adjusted Fixed Account

     The Account Value in the Fixed Account earns interest at one or more interest rates determined by AUL at its discretion and declared in advance ("Current Rate"), which are guaranteed by AUL to be at least equal to a minimum effective annual rate ranging between 1% and 4%, depending on the Contract ("Guaranteed Rate"). AUL will determine a Current Rate from time to time and, generally, any Current Rate that exceeds the Guaranteed Rate will be effective for the Contract for a period of at least one year. We reserve the right to change the method of crediting from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest. AUL bears the investment risk for Owner's Non-MVA Fixed Account(s) values and for paying interest at the Current Rate on amounts allocated to the Non-MVA Fixed Account(s). NON-MARKET VALUE ADJUSTED FIXED ACCOUNTS MAY NOT BE AVAILABLE IN EVERY STATE JURISDICTION.

Market Value Adjusted Fixed Accounts

     Market Value Adjusted Fixed Accounts provide a guaranteed rate of interest over five different maturity durations: currently, one (1), three (3), five (5), seven (7) or ten (10) years. AUL will credit the Fixed Account the declared interest rate for the duration selected unless a distribution from the Market Value Adjusted Fixed Account occurs for any reason. If such a distribution occurs, AUL will subject the proceeds to a market value adjustment, resulting in either an increase or decrease in the value of the distributed proceeds, depending on interest rate fluctuations. No market value adjustment will be applied to a Market Value Adjusted Fixed Account if the allocations are held until maturity. In that case, the Market Value Adjusted Fixed Account will be credited the declared rate for the duration selected. A Contract Owner must allocate a minimum amount of $1,000 to a Market Value Adjusted Fixed Account. These rates are guaranteed to be at least equal to a minimum effective annual rate ranging from 1% to 4%, depending on the Contract. MARKET VALUE ADJUSTED FIXED ACCOUNTS ARE NOT AVAILABLE IN ALL STATES. MARKET VALUE ADJUSTED FIXED ACCOUNTS ARE NOT AVAILABLE IN ALL CONTRACTS.

Withdrawals

     A Contract Owner may make a surrender or a withdrawal from his or her Fixed Account Value subject to the provisions of the Contract. A full surrender of a Contract Owner's Fixed Account Value will result in a withdrawal payment equal to the value of the Contract Owner's Fixed Account Value as of the day the surrender is effected, minus any applicable withdrawal charge and applicable market value adjustment. A withdrawal may be requested for a specified percentage or dollar amount of the

Contract Owner's Fixed Account Value. For a further discussion of surrenders and withdrawals as generally applicable to a Contract Owner's Variable Account Value and Fixed Account Value, see "Cash Withdrawals."

Transfers

     The Contract Owner's Fixed Account Values may be transferred from the Fixed Account(s) to the Variable Account subject to certain limitations. The minimum amount that may be transferred from a Fixed Account is $500 or, if that Fixed Account Value is less than $500, the Contract Owner's remaining Account Value in that Fixed Account. If the amount remaining in a Fixed Account after a transfer would be less than $500, the remaining amount will be transferred with the amount that has been requested.

     For a discussion of transfers as generally applicable to a Contract Owner's Variable Account Value and Fixed Account Value, see "Transfers of Account Value."

Contract Charges

     The withdrawal charge will be the same for amounts surrendered or withdrawn from a Contract Owner's Fixed Account Values as for amounts surrendered or withdrawn from a Contract Owner's Variable Account Value. In addition, the annual Contract fee will be the same whether or not an Owner's Contract Value is allocated to the Variable Account or the Fixed Account(s). The monthly Administrative Charge will be deducted from the Variable Account Value only and will not be assessed against the Fixed Account(s). The charge for mortality and expense risks will not be assessed against the Fixed Account(s), and any amounts that AUL pays for income taxes allocable to the Variable Account will not be charged against the Fixed Account(s). In addition, the investment advisory fees and operating expenses paid by the Funds will not be paid directly or indirectly by Contract Owners to the extent the Account Value is allocated to the Fixed Account(s); however, such Contract Owners will not participate in the investment experience of the Variable Account. The See "Charges and Deductions."

Payments from the Fixed Account(s)

     Surrenders, cash withdrawals, and transfers from the Fixed Account(s) and payment of Death Proceeds based upon a Contract Owner's Fixed Account Values may be delayed for up to six months after a written request in proper form is received by AUL at its Home Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the Contract Owner's Fixed Account Values.

                            MORE ABOUT THE CONTRACTS

Designation and Change of Beneficiary

     The Beneficiary designation contained in an application for the Contracts will remain in effect until changed. The interests of a Beneficiary who dies before the Contract Owner will pass to any surviving Beneficiary, unless the Contract Owner specifies otherwise. Unless otherwise provided, if no designated Beneficiary is living upon the death of the Contract Owner prior to the Annuity Date, the Contract Owner's estate is the Beneficiary. Unless otherwise provided, if no designated Beneficiary under an Annuity Option is living after the Annuity Date, upon the death of the Annuitant, the Owner is the Beneficiary. If the Contract Owner is not an individual, the Contract Owner will be the Beneficiary.

     Subject to the rights of an irrevocably designated Beneficiary, the designation of a Beneficiary may be changed or revoked at any time while the Contract Owner is living by filing with AUL a written beneficiary designation or revocation in such form as AUL may require. The change or revocation will not be binding upon AUL until it is received by AUL at its Home Office. When it is so received, the change or revocation will be effective as of the date on which the beneficiary designation or revocation was signed, but the change or revocation will be without prejudice to AUL if any payment has been made or any action has been taken by AUL prior to receiving the change or revocation.

     For Contracts issued in connection with Qualified Plans, reference should be made to the terms of the particular Qualified Plan, if any, and any applicable law for any restrictions on the beneficiary designation. For instance, under an Employee Benefit Plan, the Beneficiary must be the Contract Owner's spouse if the Contract Owner is married, unless the spouse properly consents to the designation of a Beneficiary (or contingent Annuitant) other than the spouse.

Assignability

     A Contract Owner may assign a Contract, but the rights of the Contract Owner and any Beneficiary will be secondary to the interests of the assignee. AUL assumes no responsibility for the validity of an assignment. Any assignment will not be binding upon AUL until received in writing at its Home Office. An assignment may be a taxable event, so Contract Owners should consult a tax advisor as to the tax consequences resulting from such an assignment.

Proof of Age and Survival

     AUL may require proof of age, sex, or survival of any person on whose life annuity payments depend.

Misstatements

     If the age or sex of any Annuitant has been misstated, the correct amount paid or payable by AUL shall be such as the Contract would have provided for the correct age and sex.

Acceptance of New Premiums

     AUL reserves the right to refuse to accept new Premiums for a Contract at any time.

Optional Benefits

     There are several riders available at the time of application which are described below. These riders carry their own charges which are described in the Expense Table in this Prospectus.

Earnings Benefit Rider

     The Earnings Benefit Rider will pay up to 35%, depending on the issue age of the Contract Owner, of the gain in the Contract up to a cap of a specified percent of Premium upon the death of the owner. The gain in the Contract will be calculated as the Account Value less Premiums, adjusted for withdrawals (Premiums will not include those deposited in the 12 months prior to death, except for a death in the first year which will include all Premiums paid). The benefit will be subject to a cap of 250% of adjusted Premium. The adjusted Premium will not exceed $1 million for the purposes of this benefit. See the Expense Table for the annual charge for this benefit.

Enhanced Earnings Benefit Rider

     The Enhanced Earnings Benefit Rider will pay 35% of the gain in the Contract up to a cap of a specified percent of premium upon the death of the owner. The gain in the Contract will be calculated as the death benefit (adjusted for the enhanced death benefit, but not earnings benefit or enhanced earnings benefit) less Premiums, adjusted for withdrawals (Premiums will not include those deposited in the 12 months prior to death, except for a death in the first year which will include all premiums paid). The Enhanced Earnings Benefit Rider can be added only if the Enhanced Death Benefit Rider has been selected. The benefit will be subject to a cap of 250% of adjusted premium. The adjusted Premium will not exceed $1 million for the purposes of this benefit. See the Expense Table for the annual charge for this benefit.

Enhanced Death Benefit Rider

     The Death Proceeds under the Enhanced Death Benefit Rider are equal to the greatest of:

     1)   the Account Value less any outstanding loan and accrued interest

     2) the total of all Premiums paid less an adjustment for amounts previously surrendered and less any outstanding loan and accrued interest

     3) the highest Account Value on any Contract Anniversary before the Owner's 86th birthday, less an adjustment for amounts previously surrendered, plus Premiums paid less any outstanding loan and accrued interest after the last Contract Anniversary

          After the Owner's 86th birthday, the Death Benefit will be equal to the highest Account Value just prior to the Owner's 86th birthday, less an adjustment for amounts previously surrendered, plus Premiums paid less any outstanding loan and accrued interest after the last Contract Anniversary.

Extra Credit Premium Rider

     The Contract Owner may select the Extra Credit Premium Rider at the time of application. AUL will credit additional sums (the "Credit") to the Contract Value each time the Contract Owner makes a contribution within the first twelve months after the Contract is issued. The Contract Owner may elect a Credit percentage of 3% (available only when the Withdrawal Charge Reduction Rider is elected), 5% or 6%. AUL will allocate Credit amounts among the investment options in the same ratio as Premiums are allocated. AUL will fund the Credit amounts from its General Account assets.

     The annual charge for the Extra Credit Premium Rider can be found in the Expense Table. This Rider charge will apply until the Credit is totally vested, according to the following vesting schedule.

Contract Year         3% Credit         5% Credit         6% Credit
       1                  0%                0%               0%
       2                  0%                0%              4.167%
       3                 25%              16.67%            16.67%
       4                 50%              33.33%            33.33%
       5                 75%               50%               50%
       6                100%              66.67%            66.67%
       7                100%              83.33%            83.33%
       8                100%              100%              100%

     The Credit is not part of the amount an owner will receive if he or she exercises the free look right. In addition, all or part of the Credit will be recaptured by AUL if the owner makes a withdrawal in the first 7 Contract years, depending upon the vesting schedule above. Regardless of whether or not the Credit is vested, all gains or losses attributable to such Credit are part of the Contract Owner's Account Value and are immediately vested.

     The Contract Owner will be worse off for electing the Extra Credit Premium Rider in those situations where the gain on the Credit combined with the Credit itself are less than the charge for the rider over the same period. Conversely, the Contract Owner will be better off in those situations where the gain on the Credit combined with the Credit itself is greater than the charge assessed for the rider over the same period.

     The gross fund return that is necessary for the Cash Value at the end of 7 years or 5 years, depending upon whether the Withdrawal Charge Reduction Rider is chosen, to be equal to the amount of consideration paid into the contract is the breakeven rate for that particular Rider. The breakeven rate is 2.23% for Contracts with a 3% Extra Credit Premium Rider and the Withdrawal Charge Reduction Rider; 1.50% for Contracts with a 5% Extra Credit Premium Rider; and 1.49% for Contracts with the 6% Extra Credit Premium Rider.

     AUL expects to make a profit from the Extra Credit Premium Rider charges.

Guaranteed Minimum Annuitization Benefit Rider

     For those Contracts which have elected the Guaranteed Minimum Annuitization Benefit Rider at the time of application, the following provisions apply. If your Contract is annuitized at any time after the tenth Contract Anniversary, the amount applied to the then current annuity table will be the greater of:


     1.   The Account Value at that time, or


     2. The total of all Premiums paid with interest credited at the rate shown on the Policy Data Page, less an adjustment for amounts previously withdrawn.

     The Account value is reduced proportionally for any withdrawals. Any transfer of Account Value to any Investment Account not listed on the Policy Data Page as approved for use with this benefit will terminate the rider. This Rider is only available if the Portfolio Optimization Program is chosen. If the Program is later terminated, the Rider will be terminated automatically.


Guaranteed Return of Premium Rider

     For those Contracts which have elected the Guaranteed Return of Premium Rider at the time of application, the following provisions apply. If your Contract is still in force at the end of the tenth Contract Anniversary, your Account Value will be adjusted to be the greater of:

     1.   The Account Value at that time, or

     2. The total of all Premiums paid under the Contract, less a proportional adjustment for amounts previously withdrawn.

     Any transfer of Account Value to any Investment Account not listed on the Policy Data Page as approved for use with this benefit will terminate the rider. This rider will terminate if the Contract is terminated or annuitized. This Rider is only available if the Portfolio Optimization Program, models 1 through 4, is chosen or wholly allocated in the Timothy Plan Conservative Growth Fund . If the Program is later terminated, or if amounts are transferred from the Timothy portfolio, the Rider will be terminated automatically.

     Any bonus paid is not premium and would, therefore, not be included in the calculation of this benefit. See the Expense Table for the charge for this Rider.



Long Term Care Facility and Terminal Illness Benefit Rider

     The Long Term Care Facility and Terminal Illness Benefit rider ensures that surrender charges on withdrawals will not apply if a Contract Owner is confined for a continuous 90 day period to a Long Term Care Facility or a 30 day period to a hospital, as defined by the rider provisions. In addition, upon receipt of a physician's letter at the Company's Home Office, no surrender charges will be deducted upon withdrawals if the Contract Owner is diagnosed, after the effective date of the Contract, by that physician to have a terminal illness as defined by the rider provisions. There is no charge for this rider.

     The Contract Owner may be subject to income tax on all or a portion of any such withdrawals and to a tax penalty if the Contract Owner takes withdrawals prior to age 59 1/2 (see "Federal Tax Matters, Additional Considerations, Contracts Owned by Non-Natural Persons").

Withdrawal Charge Reduction Rider

     The Withdrawal Charge Reduction Rider will reduce the withdrawal charge period by two years. The final two years of the withdrawal charge are dropped, and the previous years are consistent with the Withdrawal Charge schedule listed above. See the Expense Table for the annual charge for this Rider. This charge will expire at the end of the fifth Contract year. Only the 3% Extra Credit Premium Rider will be available if the Withdrawal Charge Reduction Rider is elected.
                               FEDERAL TAX MATTERS
INTRODUCTION

     The Contracts described in this Prospectus are designed for use in connection with non-tax qualified retirement plans for individuals and for use by individuals in connection with retirement plans under the provisions of Sections 401(a), 403(b), 457, 408 or 408A of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on values under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee, may depend upon the type of plan for which the Contract is purchased and a number of different factors. The discussion contained herein and in the Statement of Additional Information is general in nature. It is based upon AUL's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS. Future legislation may affect annuity contracts adversely. Moreover, no attempt is made to consider any applicable state or other laws. Because of the inherent complexity of such laws and the fact that tax results will vary according to the terms of the plan and the particular circumstances of the individual involved, any person contemplating the purchase of a Contract, or receiving annuity payments under a Contract, should consult a tax advisor.

AUL DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. CONSULT YOUR TAX ADVISOR.

DIVERSIFICATION STANDARDS

     Treasury Department regulations under Section 817(h) of the Code prescribe asset diversification requirements which are expected to be met by the investment companies whose shares are sold to the Investment Accounts. Failure to meet these requirements would jeopardize the tax status of the Contracts. See the Statement of Additional Information for additional details.

     In connection with the issuance of the regulations governing diversification under Section 817(h) of the Code, the Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable Contract Owner's control of the investments of a separate account may cause the Contract Owner, rather than the insurance company, to be treated as the Owner of the assets held by the separate account.

     If the variable Contract Owner is considered the Owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in a Contract Owner's gross income. It is not clear, at present, what these regulations or rulings may provide. It is possible that when the regulations or rulings are issued, the Contracts may need to be modified in order to remain in compliance. AUL intends to make reasonable efforts to comply with any such regulations or rulings so that the Contracts will be treated as annuity contracts for federal income tax purposes and reserves the right to make such changes as it deems appropriate for that purpose.

TAXATION OF ANNUITIES IN GENERAL - NON-QUALIFIED PLANS

     Section 72 of the Code governs taxation of annuities. In general, a Contract Owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" and "Diversification Standards."

  1. Surrenders or Withdrawals Prior to the Annuity Date

     Code Section 72 provides that amounts received upon a surrender or withdrawal from a Contract prior to the annuity date generally will be treated as gross income to the extent that the Cash Value of the Contract (determined without regard to any withdrawal charge in the case of a surrender or withdrawal) exceeds the "investment in the Contract." In general, the "investment in the Contract" is that portion, if any, of Premiums paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a Contract is treated as a payment received on account of a withdrawal from a Contract. Similarly, loans under a Contract generally are treated as distributions under the Contract.


   2. Surrenders or Withdrawals on or after the Annuity Date


     Upon receipt of a lump-sum payment, the recipient is taxed if the Cash Value of the Contract exceeds the investment in the Contract.


   3. Amounts received as an Annuity

     For amounts received as an Annuity, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. That remaining portion of each payment is taxed at ordinary income rates. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.

     Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies AUL of that election. Special rules apply to withholding on distributions from Employee Benefit Plans and 403(b) arrangements.

  4. Penalty Tax on Certain Surrenders and Withdrawals
     With respect to amounts withdrawn or distributed before the Contract Owner reaches age 59 1/2, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (1) made on or after the death of the owner (or where the owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (2) attributable to the Contract Owner's becoming totally disabled within the meaning of Code Section 72(m)(7); or (3) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the Contract Owner, or the joint lives (or joint life expectancies) of the Contract Owner and his beneficiary. The 10% penalty also does not apply in certain other circumstances described in Code
Section 72.

     If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (3) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined in accordance with IRS regulations) equal to the tax that would have been imposed but for item (3) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the Contract Owner attains age 59 1/2, or (b) before the Contract Owner reaches age 59 1/2.

ADDITIONAL CONSIDERATIONS

  1. Distribution-at-Death Rules

     In order to be treated as an annuity contract, a Contract must provide the following two distribution rules: (a) if the Owner dies on or after the Annuity Commencement Date, and before the entire interest in the Contract has been distributed, the remaining interest must be distributed at least as quickly as the method in effect on the Owner's death; and (b) if the Owner dies before the Annuity Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be distributed over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the Owner. If the designated beneficiary is the spouse of the Owner, the Contract may be continued in the name of the spouse as Owner.

     For purposes of determining the timing of distributions under the foregoing rules, where the Owner is not an individual, the primary annuitant is considered the Owner. In that case, a change in the primary annuitant will be treated as the death of the Owner. Finally, in the case of joint Owners, the distribution-at-death rules will be applied by treating the death of the first Owner as the one to be taken into account in determining how generally distributions must commence, unless the sole surviving Owner is the deceased Owner's spouse. The endorsement that allows for joint ownership applies to spouses only.


  2. Gift of Annuity Contracts

     Generally, a donor must pay income tax on the gain of the Contract if he makes a gift of the Contract before the Annuity Date. The donee's basis in the Contract is increased by the amount included in the donor's income. This provision does not apply to certain transfers incident to a divorce or transfers to a spouse. The 10% penalty tax on pre-age 59 1/2 withdrawals and distributions and gift tax also may be applicable.

  3. Contracts Owned by Non-Natural Persons


     If the Contract is held by a non-natural person (for example, a corporation in connection with its non-tax qualified deferred compensation plan) the income on that Contract (generally the Account Value less the Premium payments and amounts includable in gross income for prior taxable years with respect to the Contract) is includable in taxable income each year. Other taxes (such as the alternative minimum tax and the environmental tax imposed under Code Section
59A) may also apply. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of an Employee Benefit Plan, and in the case of a so-called immediate annuity. Code Section 457 (deferred compensation) plans for employees of state and local governments and tax-exempt organizations are not within the purview of the exceptions. However, the income of state and local governments and tax-exempt organizations generally is exempt from federal income tax.

  4. Multiple Contract Rule

     For  purposes  of  determining  the amount of any  distribution  under Code
Section 72(e) (amounts not received as annuities) that is includable in gross income, all annuity contracts issued by the same insurer to the same Contract Owner during any calendar year must be aggregated and treated as one contract. Thus, any amount received under any such Contract prior to the Contract's Annuity Commencement Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such Contracts. In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule.

QUALIFIED PLANS

     The Contract may be used with certain types of Qualified Plans as described under "The Contracts." The tax rules applicable to Participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Contract Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans will be subject to the terms and conditions of the plans themselves and may be limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, AUL may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the Code or the Employee Retirement Income Security Act of 1974 ("ERISA"). Consequently, a Contract Owner's Beneficiary designation or elected payment option may not be enforceable.

    The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

  1. Individual Retirement Annuities

     Code Section 408 permits an eligible individual to contribute to an individual retirement program through the purchase of Individual Retirement Annuities ("IRAs"). The Contract may be purchased as an IRA. IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and the time when distributions must commence. Depending upon the circumstances of the individual, contributions to an IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual Premium for an IRA may not exceed a certain limit, reduced by any contribution to that individual's Roth IRA. In addition, distributions from certain other types of Qualified Plans may be placed on a tax-deferred basis into an IRA.

  2. Roth IRA

     Effective January 1, 1998, a Roth IRA under Code Section 408A is available for retirement savings for individuals with earned income. The Contract may be purchased as a Roth IRA. Roth IRA allows an individual to contribute non-deductible contributions for retirement purposes, with the earnings income tax-deferred, and the potential ability to withdraw the money income tax-free under certain circumstances. Roth IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and the time when distributions must commence. Roth IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual Premium for a Roth IRA may not exceed a certain limit, reduced by any contribution to that individual's IRA. In addition, a taxpayer may elect to convert an IRA to a Roth IRA, accelerating deferred income taxes on previous earnings in the IRA to a current year.

  3. Corporate Pension and Profit Sharing Plans

     Code Section 401(a) permits employers to establish various types of retirement plans for their employees. For this purpose, self-employed individuals (proprietors or partners operating a trade or business) are treated as employees eligible to participate in such plans. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

     In order for a retirement plan to be "qualified" under Code Section 401(a), it must: (1) meet certain minimum standards with respect to participation, coverage and vesting; (2) not discriminate in favor of "highly compensated" employees; (3) provide contributions or benefits that do not exceed certain limitations; (4) prohibit the use of plan assets for purposes other than the exclusive benefit of the employees and their beneficiaries covered by the plan; (5) provide for distributions that comply with certain minimum distribution requirements; (6) provide for certain spousal survivor benefits; and (7) comply with numerous other qualification requirements.

     A retirement plan qualified under Code Section 401(a) may be funded by employer contributions, employee contributions or a combination of both. Plan Participants are not subject to tax on employer contributions until such amounts are actually distributed from the plan. Depending upon the terms of the particular plan, employee contributions may be made on a pre-tax or after-tax basis. In addition, plan Participants are not taxed on plan earnings derived from either employer or employee contributions until such earnings are distributed.

  4. Tax-Deferred Annuities

     Section 403(b) of the Code permits the purchase of "tax-deferred annuities" by public schools and organizations described in Section 501(c)(3) of the Code, including certain charitable, educational and scientific organizations. These qualifying employers may pay Premiums under the Contracts for the benefit of their employees. Such Premiums are not includable in the gross income of the employee until the employee receives distributions from the Contract. The amount of Premiums to the tax-deferred annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

  5.  Deferred Compensation Plans

     Section 457 of the Code permits employees of state and local governments and units and agencies of state and local governments as well as tax-exempt organizations described in Section 501(c)(3) of the Code to defer a portion of their compensation without paying current taxes. Distributions received by an employee from a 457 Plan will be taxed as ordinary income.

QUALIFIED PLAN FEDERAL TAXATION SUMMARY

     The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax advisor with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

     Periodic distributions (e.g., annuities and installment payments) from a Qualified Plan that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

     Nonperiodic  distributions  (e.g.,  lump-sums and annuities or  installment payments of less than 10 years) from a Qualified Plan (other than an IRA) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible Qualified Plan, IRA or 457. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

403(b) PROGRAMS - CONSTRAINTS ON WITHDRAWALS

     Section 403(b) of the Internal Revenue Code permits public school employees and employees of organizations specified in Section 501(c)(3) of the Internal Revenue Code, such as certain types of charitable, educational, and scientific organizations, to purchase annuity contracts, and subject to certain limitations, to exclude the amount of purchase payments from gross income for federal tax purposes. Section 403(b) imposes restrictions on certain distributions from tax-deferred annuity contracts meeting the requirements of
Section 403(b) that apply to tax years beginning on or after January 1, 1989.

     Section 403(b) requires that distributions from Section 403(b) tax-deferred annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement not begin before the employee reaches age 59 1/2, separates from service, dies, becomes disabled, or incurs a hardship. Furthermore, distributions of income or gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a principal residence, or paying certain tuition expenses.

     An Owner of a Contract purchased as a tax-deferred Section 403(b) annuity contract will not, therefore, be entitled to exercise the right of surrender or withdrawal, as described in this Prospectus, in order to receive his or her Contract Value attributable to Premiums paid under a salary reduction agreement or any income or gains credited to such Contract Owner under the Contract unless one of the above-described conditions has been satisfied, or unless the withdrawal is otherwise permitted under applicable federal tax law. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) Program, the withdrawal constraints described above would not apply to the amount transferred to the Contract attributable to a Contract Owner's December 31, 1988 account balance under the old contract, provided that the amounts transferred between contracts meets certain conditions. An

Owner's Contract may be able to be transferred to certain other investment or funding alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.

403(b) PROGRAMS - LOAN PRIVILEGES

     Generally, loans are non-taxable. However, loans under a 403(b) Contract are taxable in the event that the loan is in default. Please consult your tax advisor for more details.


                                OTHER INFORMATION

VOTING OF SHARES OF THE FUNDS

     AUL is the legal owner of the shares of the Portfolios of the Funds held by the Investment Accounts of the Variable Account. In accordance with its view of present applicable law, AUL will exercise voting rights attributable to the shares of the Funds held in the Investment Accounts at regular and special meetings of the shareholders of the Funds on matters requiring shareholder voting under the 1940 Act. AUL will exercise these voting rights based on instructions received from persons having the voting interest in corresponding Investment Accounts of the Variable Account and consistent with any requirements imposed on AUL under contracts with any of the Funds, or under applicable law. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result AUL determines that it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

     The person having the voting interest under a Contract is the Contract Owner. AUL or the pertinent Fund shall send to each Contract Owner a Fund's proxy materials and forms of instruction by means of which instructions may be given to AUL on how to exercise voting rights attributable to the Fund's shares.

     Unless otherwise required by applicable law or under a contract with any of the Funds, with respect to each of the Funds, the number of Fund shares as to which voting instructions may be given to AUL is determined by dividing the value of all of the Accumulation Units of the corresponding Investment Account attributable to a Contract on a particular date by the net asset value per share of that Fund as of the same date. After the Annuity Date, the number of Fund shares as to which voting instructions may be given to AUL is determined by dividing the value of all of the Annuity Units by the net asset value per share of that Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the date coinciding with the date established by a Fund for determining shareholders eligible to vote at the meeting of the Fund. If required by the SEC or under a contract with any of the Funds, AUL reserves the right to determine in a different fashion the voting rights attributable to the shares of the Fund. Voting instructions may be cast in person or by proxy.

     Voting rights attributable to the Contracts for which no timely voting instructions are received will be voted by AUL in the same proportion as the voting instructions which are received in a timely manner for all Contracts participating in that Investment Account. AUL will vote shares of any Investment Account, if any, that it owns beneficially in its own discretion, except that if a Fund offers it shares to any insurance company separate account that funds variable life insurance contracts or if otherwise required by applicable law or contract, AUL will vote its own shares in the same proportion as the voting instructions that are received in a timely manner for Contracts participating in the Investment Account.

     Neither the Variable Account nor AUL is under any duty to inquire as to the instructions received or the authority of Owners or others to instruct the voting of shares of any of the Funds.

SUBSTITUTION OF INVESTMENTS

     AUL reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Variable Account or any Investment Account or that the Variable Account or any Investment Account may purchase. If shares of any or all of the Funds should become unavailable for investment, or if, in the judgment of AUL's management, further investment in shares of any or all of the Funds should become inappropriate in view of the purposes of the Contracts, AUL may substitute shares of another fund for shares already purchased, or to be purchased in the future under the Contracts. AUL may also purchase, through the Variable Account, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Contract Owners or as permitted by federal law.

     Where required under applicable law, AUL will not substitute any shares attributable to a Contract Owner's interest in an Investment Account or the Variable Account without notice, Contract Owner approval, or prior approval of the SEC or a state insurance commissioner, and without following the filing or other procedures established by applicable state insurance regulators.

     AUL also reserves the right to establish additional Investment Accounts of the Variable Account that would invest in another investment company, a series thereof, or other suitable investment vehicle. New Investment Accounts may be established in the sole discretion of AUL, and any new Investment Account will be made available to existing Contract Owners on a basis to be determined by AUL. AUL may also eliminate or combine one or more Investment Accounts or cease permitting new allocations to an Investment Account if, in its sole discretion, marketing, tax, or investment conditions so warrant.

     Subject to any required regulatory approvals, AUL reserves the right to transfer assets of any Investment Account of the Variable Account to another separate account or Investment Account.

     In the event of any such substitution or change, AUL may, by appropriate endorsement, make such changes in these and other Contracts as may be necessary or appropriate to reflect such substitution or change. AUL reserves the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law, an Investment Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of AUL or an affiliate thereof. Subject to compliance with applicable law, AUL also may combine one or more Investment Accounts and may establish a committee, board, or other group to manage one or more aspects of the operation of the Variable Account.

CHANGES TO COMPLY WITH LAW AND AMENDMENTS

     AUL reserves the right, without the consent of Contract Owners, to make any change to the provisions of the Contracts to comply with, or to give Contract Owners the benefit of, any federal or state statute, rule, or regulation, including, but not limited to, requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

RESERVATION OF RIGHTS

     AUL reserves the right to refuse to accept new Premiums under a Contract and to refuse to accept any application for a Contract.

PERIODIC REPORTS

     AUL will send quarterly statements showing the number, type, and value of Accumulation Units credited to the Contract. AUL will also send statements reflecting transactions in a Contract Owner's Account as required by applicable law. In addition, every person having voting rights will receive such reports or Prospectuses concerning the Variable Account and the Funds as may be required by the 1940 Act and the 1933 Act.

LEGAL PROCEEDINGS

     There are no legal proceedings pending to which the Variable Account or the Variable Account's principal underwriter or depositor (or any subsidiary) is a party, or which would materially affect the Variable Account.

LEGAL MATTERS


     Legal matters in connection with the issue and sale of the Contracts described in this Prospectus and the organization of AUL, its authority to issue the Contracts under Indiana law, the validity of the forms of the Contracts under Indiana law and federal securities and federal income tax laws have been passed upon by John C. Swhear, Assistant General Counsel of AUL.

FINANCIAL STATEMENTS

     Financial statements of OneAmerica Financial Partners, Inc. as of December 31, 2003, are included in the Statement of Additional Information.


                       STATEMENT OF ADDITIONAL INFORMATION

     The Statement of Additional Information contains more specific information and financial statements relating to AUL. The Table of Contents of the Statement of Additional Information is set forth below:



GENERAL INFORMATION AND HISTORY..................................................................    3
DISTRIBUTION OF CONTRACTS........................................................................    3
CUSTODY OF ASSETS................................................................................    3
TAX STATUS OF AUL AND THE VARIABLE ACCOUNT.......................................................    3
TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PLANS...................................    3
  403(b) Programs................................................................................    4
  408 and 408A Programs..........................................................................    4
  457 Programs...................................................................................    5
  Employee Benefit Plans.........................................................................    5
  Tax Penalty for All Annuity Contracts..........................................................    5
  Withholding for Employee Benefit Plans and Tax-Deferred Annuities..............................    5
INDEPENDENT AUDITORS.............................................................................    6

FINANCIAL STATEMENTS.............................................................................   10

A Statement of Additional Information may be obtained without charge by calling or writing AUL at the telephone number and address set forth in the front of this Prospectus. A postage pre-paid envelope is included for this purpose.

================================================================================

          No dealer, salesman or any other person is authorized by the AUL American Individual Variable Annuity Unit Trust or by AUL to give any information or to make any representation other than as contained in this Prospectus in connection with the offering described herein.

          There has been filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, with respect to the offering herein described. For further information with respect to the AUL American Individual Variable Annuity Unit Trust, AUL and its variable annuities, reference is made thereto and the exhibits filed therewith or incorporated therein, which include all contracts or documents referred to herein.

          The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

================================================================================





              INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY
                                   STARPOINT

                      Individual Variable Annuity Contracts

                                     Sold By

                                 AMERICAN UNITED
                            LIFE INSURANCE COMPANY(R)


                        Indianapolis, Indiana 46206-7127
                          (800) 537-6442 - www.aul.com


                                   PROSPECTUS



                               Dated: May 1, 2005




================================================================================

                       STATEMENT OF ADDITIONAL INFORMATION



                                   May 1, 2005



              INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY
                                   STARPOINT
                      Individual Variable Annuity Contracts

                                   Offered By

     American United Life Insurance Company(R) One American Square, P.O. Box 7127 Indianapolis, Indiana 46282-7127 (800) 537-6442 - www.aul.com



                 Individual Annuity Service Office Mail Address:
                 P.O. Box 7127, Indianapolis, Indiana 46282-7127
                                 (800) 537-6442



          This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for AUL Individual Flexible Premium Deferred Variable Annuity, StarPoint dated May 1, 2005.


          A Prospectus is available without charge by calling the number listed above or by mailing the Business Reply Mail card included in this Statement of Additional Information to American United Life Insurance Company(R) ("AUL") at the address listed above.

                                TABLE OF CONTENTS
Description                                                                                        Page
GENERAL INFORMATION AND HISTORY.................................................................    3
DISTRIBUTION OF CONTRACTS.......................................................................    3
CUSTODY OF ASSETS...............................................................................    3
TAX STATUS OF AUL AND THE VARIABLE ACCOUNT......................................................    3
TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS...............................    3
  403(b) Programs...............................................................................    4
  408 and 408A Programs.........................................................................    4
  457 Programs..................................................................................    5
  Employee Benefit Plans........................................................................    5
  Tax Penalty for All Annuity Contracts.........................................................    5
  Withholding for Employee Benefit Plans and Tax-Deferred Annuities.............................    5
INDEPENDENT AUDITORS............................................................................    6
FINANCIAL STATEMENTS............................................................................  11-23

                         GENERAL INFORMATION AND HISTORY

     For a general description of AUL and the AUL American Individual Variable Annuity Unit Trust (the "Variable Account"), see the section entitled "Information about AUL, The Variable Account, and The Funds" in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the Prospectus.

                           DISTRIBUTION OF CONTRACTS


     OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable annuity contracts (the "Contracts") described in the Prospectus and in this Statement of Additional Information. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the "SEC") as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.


     AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts. The broker-dealers are required to be registered with the SEC and members of the National Association of Securities Dealers, Inc.

     OneAmerica Securities, Inc. serves as the Principal Underwriter without compensation from the Variable Account.


                                CUSTODY OF ASSETS

     The assets of the Variable Account are held by AUL. The assets are maintained separate and apart from the assets of other separate accounts of AUL and from AUL's General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds.

                   TAX STATUS OF AUL AND THE VARIABLE ACCOUNT

     The operations of the Variable Account form a part of AUL, so AUL will be responsible for any federal income and other taxes that become payable with respect to the income of the Variable Account. Each Investment Account will bear its allocable share of such liabilities, but under current law, no dividend, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.

     Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a "regulated investment company" under the Code. AUL does not guarantee that any Fund will so qualify. If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account. Were such a Fund not to so qualify, the tax status of the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit Plans and 408 Programs).

     Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards is determined by taking into account an Investment Account's share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55% of the total assets of a Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers.

        TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS

     The Contracts may be offered for use with several types of qualified or non-qualified retirement programs as described in the Prospectus. The tax rules applicable to Owners of Contracts used in connection with qualified retirement programs vary according to the type of retirement plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of qualified retirement programs.

     Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Qualified Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.

     Generally, no taxes are imposed on the increases in the value of a Contract by reason of investment experience or employer contributions until a distribution occurs, either as a lump-sum payment or annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Date.

     The amount of Premiums that may be paid under a Contract issued in connection with a Qualified Plan are subject to limitations that may vary depending on the type of Qualified Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Qualified Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Qualified Plan or subject the Annuitant to penalty taxes. As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Contract Owners and their Beneficiaries.

     Below are brief descriptions of various types of qualified retirement programs and the use of the Contracts in connection therewith. Unless otherwise indicated in the context of the description, these descriptions reflect the assumption that the Contract Owner is a Participant in the retirement program. For Employee Benefit Plans that are defined benefit plans, a Contract generally would be purchased by a Participant, but owned by the plan itself.

403(b) PROGRAMS

     Premiums paid pursuant to a 403(b) Program are excludable from a Contract Owner's gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code. Section 402(g) generally limits a Contract Owner's salary reduction Premiums to a 403(b) Program to $13,000 a year for 2004 and $14,000 for 2005. The limit may be reduced by salary reduction Premiums to another type of retirement plan. A Contract Owner with at least 15 years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed this limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years.

     Section 415(c) also provides an overall limit on the amount of employer and Contract Owner's salary reduction Premiums to a Section 403(b) Program that will be excludable from an employee's gross income in a given year. The Section 415(c) limit is the lesser of (a) $40,000, or (b) 100% of the Contract Owner's annual compensation (reduced by his salary reduction Premiums to the 403(b) Program and certain other employee plans). This limit will be reduced if a Contract Owner also participates in an Employee Benefit Plan maintained by a business that he or she controls.

     The limits described above do not apply to amounts "rolled over" from another Section 403(b) Program. A Contract Owner who receives an "eligible rollover distribution" will be permitted either to roll over such amount to another Section 403(b) Program or an IRA within 60 days of receipt or to make a direct rollover to another Section 403(b) Program or an IRA without recognition of income. An "eligible rollover distribution" means any distribution to a Contract Owner of all or any taxable portion of the balance of his credit under a Section 403(b) Program, other than a required minimum distribution to a Contract Owner who has reached age 70 1/2 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life expectancy of the Contract Owner or the joint life expectancy of the Contract Owner and his beneficiary or (2) over a specified period of 10 years or more. Provisions of the Internal Revenue Code require that 20% of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.

408 AND 408A PROGRAMS

     Code Sections 219, 408 and 408A permit eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, an Employer Association Established Individual Retirement Account Trust, known as an Individual Retirement Account ("IRA"), and a Roth IRA. These IRA accounts are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances.

     If an Owner of a Contract issued in connection with a 408 Program surrenders the Contract or makes a withdrawal, the Contract Owner will realize income taxable at ordinary tax rates on the amount received to the extent that the amount exceeds the 408 Premiums that were not excludable from the taxable income of the employee when paid.

     Premiums paid to the individual retirement account of a Contract Owner under a 408 Program that is described in Section 408(c) of the Internal Revenue Code are subject to the limits on Premiums paid to individual retirement accounts under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, Premiums paid to an individual retirement account are limited to the lesser of $3,000 per year (for 2004; $4,000 per year for the year 2005) or the Contract Owner's annual compensation. In the case of an individual who has attained the age of 50 before the close of the taxable year, the deductible amount for such taxable year shall increase by $500. For tax years beginning after 1996, if a married couple files a joint return, each spouse may, in the great majority of cases, make contributions to his or her IRA up to the $3,000 limit (for 2004; $4,000 for 2005). The extent to which a Contract Owner may deduct Premiums paid in connection with this type of 408 Program depends on his and his spouse's gross income for the year and whether either participate in another employer-sponsored retirement plan.

     Premiums paid in connection with a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits Premiums paid in connection with a simplified employee pension plan to the lesser of (a) 15% of the Contract Owner's compensation, or (b) $40,000. Premiums paid through salary reduction are subject to additional annual limits.

     Withdrawals   from  Roth   IRAs  may  be  made   tax-free   under   certain
circumstances. Please consult your tax advisor for more details.


457 PROGRAMS

     Deferrals by an eligible individual to a 457 Program generally are limited under Section 457(b) of the Internal Revenue Code to the lesser of (a) $13,000 a year for 2004 and $14,000 for 2005, or (b) 100% of the Contract Owner's includable compensation. If the Contract Owner participates in more than one 457 Program, the limit applies to contributions to all such programs. The limit is reduced by the amount of any salary reduction contribution the Contract Owner makes to a 403(b) Program, a 408 Program, or an Employee Benefit Program. The
Section 457(b) limit is increased during the last three years ending before the Contract Owner reaches his normal retirement age under the 457 Program. The limit on deferrals is indexed in $500 increments.


EMPLOYEE BENEFIT PLANS

     Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

     If an Owner of a Contract issued in connection with an Employee Benefit Plan who is a Participant in the Plan receives a lump-sum distribution, the portion of the distribution equal to any Premiums that were taxable to the Contract Owner in the year when paid is generally received tax free. The balance of the distribution will generally be treated as ordinary income. Special ten-year averaging and a capital-gains election may be available to a Contract Owner who reached age 50 before 1986.


     Under an Employee Benefit Plan under Section 401 of the Code, when annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to Premiums that were taxable to the Participant in the year made, if any, is excluded from gross income as a return of the Participant's investment. The portion so excluded is determined at the time the payments commence by dividing the Participant's investment in the Contract by the expected return for Non-Qualified Plans and by a specific number of payments for Qualified Plans. The periodic payments in excess of this amount are taxable as ordinary income. Once the Participant's investment has been recovered, the full annuity payment will be taxable. If the annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant's final return. If the Contract Owner paid no Premiums that were taxable to the Contract Owner in the year made, there would be no portion excludable.


     The applicable annual limits on Premiums paid in connection with an Employee Benefit Plan depend upon the type of plan. Total Premiums paid on behalf of a Contract Owner who is a Participant to all defined contribution plans maintained by an Employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $40,000, or (b) 100% of a Participant's annual compensation. Premiums paid through salary reduction to a cash-or-deferred arrangement under a profit sharing plan are subject to additional annual limits. Premiums paid to a defined benefit pension plan are actuarially determined based upon the amount of benefits the Participant will receive under the plan formula. The maximum annual benefit any Participant may receive under an Employer's defined benefit plan is limited under Section 415(b) of the Internal Revenue Code. The limits determined under Section 415(b) and (c) of the Internal Revenue Code are further reduced for a Participant who participates in a defined contribution plan and a defined benefit plan maintained by the same employer.

TAX PENALTY FOR ALL ANNUITY CONTRACTS

     Any distribution made to a Contract Owner who is a Participant from an Employee Benefit Plan or a 408 Program other than on account of one or more of the following events will be subject to a 10% penalty tax on the amount distributed:

   (a) the Contract Owner has attained age 59 1/2;
   (b) the Contract Owner has died; or
   (c) the Contract Owner is disabled.



     In addition, a distribution from an Employee Benefit Plan will not be subject to a 10% excise tax on the amount distributed if the Contract Owner is 55 and has separated from service. Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to an excise tax. Certain other exceptions may apply. Consult your tax advisor.



WITHHOLDING FOR EMPLOYEE BENEFIT PLANS AND
   TAX-DEFERRED ANNUITIES

     Distributions from an Employee Benefit Plan to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form a lump-sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory federal income tax withholding of 20% of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another Employee Benefit Plan or to an Individual Retirement Account under Code Section 408. The taxable amount is the amount of the distribution, less the amount allocable to after-tax Premiums.

     All other types of distributions from Employee Benefit Plans and all distributions from Individual Retirement Accounts, are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from annuity payments (other than those subject to mandatory 20% withholding) pursuant to the recipient's withholding certificate. If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three withholding exemptions. Tax on all surrenders and lump-sum distributions from Individual Retirement Accounts will be withheld at a flat 10% rate.

     Withholding on annuity payments and other distributions from the Contract will be made in accordance with regulations of the Internal Revenue Service.


                              INDEPENDENT AUDITORS

[The Financial Statements of the Registrant and the Depositor for the year ended December 31, 2004 to be provided by Rule 485(b) Post Effective Amendment to the Registration Statement on or before the effective date of this Post Effective Amendment to the Registration Statement.]

================================================================================
          No dealer, salesman or any other person is authorized by the AUL American Individual Variable Annuity Unit Trust to give any information or to make any representation other than as contained in this Statement of Additional Information in connection with the offering described herein.

          There has been filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, with respect to the offering herein described. For further information with respect to the AUL American Individual Variable Annuity Unit Trust, AUL and its variable annuities, reference is made thereto and the exhibits filed therewith or incorporated therein, which include all contracts or documents referred to herein.

          The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.
================================================================================





              INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY
                                   STARPOINT

                      Individual Variable Annuity Contracts

                                     Sold By

                                 AMERICAN UNITED
                            LIFE INSURANCE COMPANY(R)

                               One American Square
                           Indianapolis, Indiana 46282
                       STATEMENT OF ADDITIONAL INFORMATION



                               Dated: May 1, 2005



================================================================================

                            Part C: Other Information

Item 24.  Financial Statements and Exhibits
(a) Financial Statements
    1. Included in Prospectus (Part A):
       Condensed Financial Information (3)

    2. Included in Statement of Additional Information (Part B):
       (a) Financial Statements of OneAmerica Financials Partners, Inc.(4) Report of Independent Auditors
           Combined Balance Sheets as of December 31, 2004 and 2003 Combined Statements of Operations for years ended
            December 31, 2004 and 2003
           Combined Statements of Changes in Shareholder's Equity and
             Comprehensive Income as of December 31, 2004, 2003 and 2002 Combined Statements of Cash Flows for the years ended
             December 31, 2004 and 2003
           Notes to Financial Statements

        (b) Financial Statements of AUL American Individual Variable Annuity Unit Trust(4)
            A Message from the President of American United Life Insurance
             Company(R)
            Report of Independent Auditors
            Statements of Net Assets as of December 31, 2004
            Statements of Operations as of December 31, 2004
            Statements of Changes in Net Assets as of December 31, 2004 and 2003 Notes to Financial Statements

(b)      Exhibits
         1. Resolution of the Executive Committee of American United Life Insurance Company(R) ("AUL") establishing AUL American Individual Unit Trust(1)

         2. Not applicable

         3. Distribution Agreement between American United Life Insurance Company(R) and OneAmerica Securities, Inc.

         4. Individual Variable Annuity Contract Forms
            4.1 Flexible Premium Variable Annuity Contract FPIVA99 as amended by
                Substitute Pages for Flexible Premium Variable Annuity Contract IVA2002(1)
            4.2 Enhanced Death Benefit Rider(1)
            4.3 Guaranteed Minimum Annuitization Benefit Rider(1)
            4.4 Long Term Care Facility & Terminal Illness Benefit Rider(1)
            4.5 Policy Death Benefit Endorsement(1)
            4.6 Extra Credit Premium Rider(1)
            4.7 Withdrawal Charge Reduction Rider(1)
            4.8 Earnings Benefit Rider(1)
            4.9 Enhanced Earnings Benefit Rider(1)

         5. Individual Variable Annuity Enrollment Form(1)

         6. Certificate of Incorporation and By-Laws of the Depositor
            6.1 Articles of Merger between American Central Life Insurance
                Company and United Mutual Life Insurance Company(1)
            6.2 Certification of the Indiana Secretary of State as to the filing of the Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company(1)
            6.3 Second Amended and Restated Articles of Incorporation of
                American United Life Insurance Company(R)(3)
            6.4 Second Amended and Restated Bylaws of American United Life
                Insurance Company(R)(3)
         7. Not applicable

         8. Form of Participation Agreements:
            8.1 Form of Participation Agreement with Alger American Fund(1)
            8.2 Form of Participation Agreement with American Century Variable
                Portfolios(1)
            8.3 Form of Participation Agreement with Calvert Variable
                Series, Inc.(1)
            8.4 Form of Participation Agreement with Fidelity Variable Insurance
                Products Fund(1)
            8.5 Form of Participation Agreement with Fidelity Variable Insurance
                Products Fund II(1)
            8.6 Form of Participation Agreement with Janus Aspen Series(1)
            8.7 Form of Participation Agreement with PBHG Funds, Inc.(1)
            8.8 Form of Participation Agreement with Safeco Resource Series
                Trust(1)
            8.9 Form of Participation Agreement with T. Rowe Price Equity
                Series, Inc.(1)
            8.10 Form of Participation Agreement with INVESCO Variable
                 Investment Funds, Inc.(1)
            8.11 Form of  Amendment to the  Participation  Agreement  between
                 American United Life Insurance Company(R) and PBHG Insurance Series Fund(2)
            8.12 Form of  Participation  Agreement  between  American  United
                 Life Insurance Company(R) and Neuberger Berman Advisers Management Trust(2)
            8.13 Form of  Participation  Agreement  between  American  United
                 Life Insurance Company(R) and AIM Variable Insurance Funds (3)

            8.14 Form of  Participation  Agreement  between  American  United
                 Life Insurance Company(R) and Dreyfus Investment Portfolios and Dreyfus Variable Investment Fund (3)

         9. Opinion and Consent of Associate General Counsel of AUL as to the legality of the Contracts being registered(1)

        10. Miscellaneous Consents
            10.1  Consent of Independent Auditors(4)
            10.2  Powers of Attorney(2)

        11. Not applicable

        12. Not applicable

--------------------------------------------------------------------------------
(1) Filed with the Registrant's Registration Statement on September 5, 2002
(2) Filed with the Registrant's Post-Effective Amendment No. 1 to the Registration Statement on April 30, 2003
(3) Filed with the Registrant's Post-Effective Amendment No. 2 to the Registration Statement on April 28, 2004

(4) To be filed with Rule 485(b) post effective amendment to the Registration Statement on or before May 1, 2005.

Item 25. Directors and Officers of AUL

Name and Address                   Positions and Offices with AUL
----------------                   ------------------------------


Jerry D. Semler*                   Chairman of the Board American United Life Insurance Company, ("AUL"),
                                   (9/91 - 9/04); Chief Executive Officer, AUL, (9/91 - 9/04);
                                   President, AUL (1980 - 2/03); Chairman of the AUL Acquisition
                                   Committee; Chairman of the Board & CEO, The State Life Insurance
                                   Company (11/94 - 9/04); Chairman of the Board, AUMIHC
                                   (12/00 - present); Chairman of the Board, OneAmerica Finanacial
                                   Partners, Inc. (12/00 - 9/04)

J. Scott Davison*                  Chief Financial Officer, AUL (6/04 - present); Senior Vice President,
                                   Strategic Planning and Corporate Development, AUL (7/02 - present);
                                   Director, AUL (7/02 - present) Vice President,
                                   Corporate Planning (1/00 - 7/02)


Constance E. Lund*                 Senior Vice President, Corporate Finance (1/00 - present);
                                   Director, AUL, (12/00 - present)


Dayton H. Molendorp*               President and Chief Executive Officer, AUL (9/04 - present);
                                   Chairman of the Board, AUL (9/04 - present); Chairman of the Board,
                                   OneAmerica Financial Partners, Inc. (9/04 - present); Chairman of the Board, The State Life Insurance Company (9/04 - present);
                                   Executive Vice President, AUL (2/03 - 9/04); Senior Vice President,
                                   Individual Division (9/99 - 2/03); Director, AUL, (12/00 - present);
                                   Chairman of the Board, President, The State Life Insurance Company (2/03 - present);
                                   Chairman of the Board, President and Director, Pioneer Mutual Life Insurance Company
                                   (2/02 - present)


Mark C. Roller*                    Senior Vice President, Human Resources & Corporate Support,
                                   (12/01 - present); Director, AUL (12/01 - present)

G. David Sapp*                     Senior Vice President, Investments (1/92 - present);
                                   Director, AUL (12/00 - present)

Thomas M. Zurek*                   General Counsel & Secretary (8/02 - present);
                                   Director, AUL (8/02 - present); Secretary, State Life Insurance
                                   Company (8/02 - present); Partner, Nymast, Good, Voigts, West,
                                   Hansel and O'Brien (1992-1998; 2001-8/2002)

----------------------------------------------

*One American Square, Indianapolis, Indiana 46282


Item 26. Persons Controlled by or Under Common Control with Registrant

AMERICAN UNITED LIFE INSURANCE COMPANY ("AUL") is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company.

AMERICAN UNITED MUTUAL INSURANCE HOLDING COMPANY ("AUMIHC") is a mutual holding company created on December 17, 2000, under the laws of the state of Indiana. The rights of policyowners of American United Life Insurance Company, including the right to elect directors to the Board of Directors, reside with this entity, which must hold at least 51% of the voting stock of the stock holding company, OneAmerica Financial Partners, Inc.

AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST (File No. 811-8311), is a separate account of AUL, organized for the purpose of the sale of individual variable life insurance products.

AUL REINSURANCE MANAGEMENT SERVICES, LLC ("RMS") is a limited liability company organized under the laws of Indiana on November 3, 1999. RMS is a reinsurance manager. Since divestiture of AUL's reinsurance division, all remaining reinsurance and AUL Long Term Care Solutions, Inc. was transferred to GE Employers Reinsurance Corporation on July 1, 2002. RMS wholly owns these subsidiaries: AUL Reinsurance Management Services, Canada, Ltd.; and AUL Reinsurance Management Services (Bermuda) Ltd. AUL has acquired a 100% equity interest in that company.

CNL FINANCIAL CORPORATION ("CNL") is a holding company organized under the laws of Georgia. CNL owns, directly or indirectly, five subsidiaries which include two Georgia domiciled insurers, Cherokee National Life Insurance Company ("CNLI") and CNL / Insurance America, Inc. ("CIA") as well as CNL / Resource Marketing Corporation, a Georgia corporation, CNL Technology Group, Inc., a Georgia corporation, and Commodore National Reinsurance Company, Ltd., a Nevis corporation. On December 18, 2000, AUL acquired CNL and its affiliates in a transaction that was approved by the Georgia Commissioner of Insurance on December 8, 2000. In 2002, Kentucky Investors, Inc., a Kentucky corporation, purchased 400,000 shares of CNLI's preferred stock. CNLI markets credit life and credit disability coverage throughout the southeastern region of the United States, and CIA markets property and casualty insurance coverage in the same geographic area. As a result of the transaction, AUL has acquired 100% of the outstanding common shares in CNL.

FIRST FINANCIAL REINSURANCE COMPANY, LTD ("First Financial") is a Turks and Caicos, British West Indies domestic insurance company whose business is the reinsurance of credit life and disability risks issued through a bank subsidiary of its parent, First Financial Corporation. On June 30, 1999, AUL invested $400,000 and received 1,300 shares of preferred stock in First Financial, until then a wholly-owned subsidiary of First Financial Corporation. As a result of the transaction, AUL has acquired a 20.6% equity interest in that company.

FOUNTAIN SQUARE LIFE REINSURANCE COMPANY ("Fountain Square") was incorporated on December 31, 2002 and is a company domiciled in the Turks and Caicos, British West Indies whose business is the reinsurance of credit life and disability risks issued through its parent, Fifth-Third Banc Corp. The new entity is the successor of its predecessor, Fountain Square Insurance Company, by operation of law and possesses all of the rights and powers of its predecessor and is subject to all the restrictions, debts, liabilities, etc., of the former entity. AUL received 260 shares of preferred stock of Fountain Square, in exchange for 26,000 shares of preferred stock of Fountain Square Insurance Company. AUL owned the same percentage of the outstanding stock of Fountain Square as it owned in Fountain Square Insurance Company. The Fountain Square Insurance Company stock was valued at $96.16 per share and the Fountain Square stock is valued at $9,616.00 per share. On December 23, 2003, AUL invested $2,501,031.75 and received 260 shares of preferred stock in Fountain Square. As a result of the transaction, AUL has acquired a 20.6% equity interest in that company.

HUNTINGTON CREDIT REINSURANCE COMPANY ("Huntington") is an Arizona domestic insurance company whose business is the reinsurance of credit life and disability risks issued through its parent, Huntington Bancshares, Inc. On December 20, 2001, AUL invested $2,500,000 and received 26,000 shares of preferred stock in Huntington, until then a wholly-owned subsidiary of Huntington Bancshares, Inc. As a result of the transaction, AUL has acquired a 22.4% equity interest in that company.

INTEGRA REINSURANCE CO., LTD. ("Integra") Integra, is a Turks and Caicos, British West Indies domestic insurance company whose business is the reinsurance of credit life and disability risks issued through a bank subsidiary of its parent, Integra Bank Corporation. On June 27, 2003, AUL invested $400,000 and received 1,300 shares of preferred stock in Integra, until then a wholly-owned subsidiary of Integra Bank Corporation. As a result of this transaction, AUL has acquired a 20.6% equity interest in that company.

OLD KENT FINANCIAL LIFE INSURANCE COMPANY ("Old Kent") is an Arizona domestic insurance company whose business is the reinsurance of credit life and disability risks issued through its parent, Fifth-Third Banc Corp. On August 16, 2001 AUL invested $1,250,000 and received 29,000 shares of preferred stock in Old Kent, until then a wholly-owned subsidiary of Fifth-Third Banc Corp. As a result of the transaction, AUL has acquired a 20.6% equity interest in that company.

ONEAMERICA FINANCIAL PARTNERS, INC. ("OAFP") is the stock holding company which owns all of the shares of American United Life Insurance Company, formerly an Indiana mutual insurance company, which is now an Indiana stock insurance company.

ONEAMERICA FUNDS, INC. (the "Fund") (formerly AUL American Series Fund, Inc. (File No. 811-5850) was incorporated under the laws of Maryland on July 26, 1989, and is an open-end management investment company under the Investment Company Act of 1940. It was established for the primary purpose of providing a funding vehicle for group and individual variable annuity contracts known as American Series Contracts. On May 1, 2002, the name of this corporation was changed. The prior name was AUL American Series Funds, Inc. As of December 31, 2003, there are 600 million authorized shares; currently, 582 million shares have been allocated and issued. AUL owns 0.00 percent of Equity, 0.00 percent of Bond, 0.00 percent of Managed and 0.00 percent of Money Market shares as of December 31, 2003. As a result of the transaction, the separate accounts of AUL have acquired a 100% equity interest in the fund.

ONEAMERICA SECURITIES, INC. (formerly AUL Equity Sales Corp.) (Broker Dealer No. 801-56819) is a wholly owned subsidiary of AUL, was incorporated on June 4, 1969, and acts as a broker-dealer of securities products. On January 1, 2002, the name of this corporation was changed. The prior name was AUL Equity Sales Corp. As of December 31, 2003, the total number of shares, all without par value, that the corporation is authorized to issue is 1,000 shares. As of December 31, 2003, 400 shares are issued and outstanding, all of which were purchased and are owned by AUL. As a result of the transaction, AUL has acquired a 100% equity interest in that company. This entity also acts as the Distributor of the variable life and variable annuity contracts issued by American United Life Insurance Company.

PIONEER MUTUAL LIFE INSURANCE COMPANY ("PML") is a North Dakota domestic insurance company whose principal business is the sale of life insurance policies and annuity contracts. During calendar year 2001, Pioneer, pursuant to the authority of the North Dakota and Indiana Insurance Commissioners, and with the approval of its members, reorganized from a mutual insurance company to become part of AUMIHC. Effective January 1, 2002, Pioneer is wholly owned by AUMIHC and its former members are now voting members of AUMIHC. As a result of the transaction, AUL has acquired a 0% equity interest in that company.

STATE LIFE INSURANCE COMPANY ("State Life") is an Indiana domestic mutual insurance company without voting securities whose principal business is the sale of life insurance and annuity contracts. The State Life Insurance company became part of the insurance holding company system on September 23, 1994. Under the terms of the Agreement of Strategic Alliance between AUL and State Life and the mutual insurance holding company conversion, the Boards of Directors of AUMIHC and State Life are currently comprised of similar members. This has been held by the Commissioner to constitute an acquisition of control by AUMIHC.

R. E. MOULTON, INC. ("RE Moulton") is a Massachusetts corporation operating as a managing general agent for employer stop-loss insurance policies issued to self-funded employee benefit plans. Effective October 1, 2003, OneAmerica purchased 100% of the outstanding stock of R.E. Moulton, Inc. for $27,400,000. As a result of this transaction, AUL has acquired a 0% equity interest in that company.


REGISTRANT (AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST (File No. 811-9193)), AUL AMERICAN INDIVIDUAL UNIT TRUST (File No. 811-8536), and AUL AMERICAN UNIT TRUST (File No. 811-5929) are separate accounts of AUL, organized for the purpose of the sale of group and individual variable annuity contracts, respectively.

Item 27. Number of Contractowners

[To be provided in Rule 485(b) filing on or before May 1, 2005.]

Item 28. Indemnification

Article  IX,  Section  1  of  the  Second  Amended  and  Restated   Articles  of
Incorporation of American United Life Insurance Company(R) provides as follows:

(a) Coverage. The Corporation shall indemnify as a matter of right every person made a party to a proceeding because such person (an "Indemnitee") is or was:

     (i)  a member of the Board of Directors of the Corporation,

     (ii) an officer of the Corporation, or

     (iii)while a director or officer of the Corporation, serving at the Corporation's request as a director, officer, partner, trustee, member, manager, employee, or agent of another foreign or domestic corporation, limited liability company, partnership, joint venture, trust, employee benefit plan, or other enterprise, whether for profit or not,

Notwithstanding the foregoing, it must be determined in the specific case that indemnification of the Indemnitee is permissible in the circumstances because the Indemnitee has met the standard of conduct for indemnification specified in Indiana Code 27-1-7.5-8 (or any successor provision). The Corporation shall pay for or reimburse the reasonable expenses incurred by an Indemnitee in connection with any such proceeding in advance of final disposition thereof in accordance with the procedures and subject to the conditions specified in Indiana Code 27-1-7.5-10 (or any successor provision). The Corporation shall indemnify as a matter of right an Indemnitee who is wholly successful, on the merits or otherwise, in the defense of any such proceeding, against reasonable expenses incurred by the Indemnitee in connection with the proceeding without the requirement of a determination as set forth in the first sentence of this paragraph.

(b) Determination. Upon demand by a person for indemnification or advancement of expenses, as the case may be, the Corporation shall expeditiously determine whether the person is entitled thereto in accordance with this Article and the procedures specified in Indiana Code 27-1-7.5-12 (or any successor provision).

Effective Date. The indemnification provided under this Article shall apply to any proceeding arising from acts or omissions occurring before or after the adoption of this Article.

Item 29. Principal Underwriters

     a. Other Activity. In additional to Registrant, OneAmerica Securities, Inc. acts as the principal underwriter for policies offered by AUL through AUL American Individual Unit Trust (File No. 811-08536), AUL American Unit Trust (File No. 811-05929) and AUL American Individual Variable Life Unit Trust (File No. 811-08311).

     b.   Management.   The  directors  and  principal  officers  of  OneAmerica
          Securities, Inc. are as follows:

          Name and Principal                      Positions and Offices
          Business Address*                       with OneAmerica Securities, Inc.
          -------------------                     --------------------------------

          R. Dempsey Adkins                       Director

          Constance E. Lund                       Treasurer; Director


          James M. Kellett                        Vice President, Individual Marketing
                                                   Services; Director

          Nicholas A. Filing                      Chairman of the Board and President; Director


          John C. Swhear                          Secretary

          Rachel F. Tomasek                       Vice President, Operations


          Joseph M. Urban                         Chief Compliance Officer;
                                                   Financial Operations Principal; Director

          William F. Yoerger                      Director


          John W. Zeigler                         Vice President, Insurance Agency Registrations
------------------------------

* The Principal  business  address of all of the persons  listed is One American
Square, Indianapolis, Indiana 46282


     (c)  Not applicable

Item 30. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the investment Company Act of 1940 and the rules under that section will be maintained at One American Square, Indianapolis, IN 46282.


Item 31. Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 32. Undertakings

The registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


Additional Representations:

(a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. IP-6-88 (November 28, 1988) with respect to annuity contract offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1) - (4) of this letter have been complied with.

(b) The Registrant represents that the aggregate fees and charges deducted under the variable annuity contracts are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Indianapolis, and the State of Indiana on this 28th day of February, 2005.



                             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
                                            (Registrant)

                               By:  American United Life Insurance Company

                               By:  ____________________________________________
                                    Name:  Dayton H. Molendorp*
                                    Title: President

                               AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                                            (Depositor)

                               By:  ____________________________________________
                                    Name:  Dayton H. Molendorp*
                                    Title: President



* By:   /s/ John C. Swhear
       _____________________________________
       John C. Swhear as attorney-in-fact

Date: February 28, 2005


As required by the Securities Act of 1933, this Post Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                           Title                     Date
---------                           -----                     ----


_______________________________     Director                  February 28, 2005
J. Scott Davison*


_______________________________     Director, Principal       February 28, 2005
Constance E. Lund*                  Financial and Accounting
                                    Officer

_______________________________     Director                  February 28, 2005
Dayton H. Molendorp*


_______________________________     Director                  February 28, 2005
Mark C. Roller*


_______________________________     Director                  February 28, 2005
G. David Sapp*


_______________________________     Director                  February 28, 2005
Thomas M. Zurek*




    /s/ John C. Swhear
___________________________________________
*By: John C. Swhear as Attorney-in-fact

Date:  February 28, 2005

                                  EXHIBIT LIST


 Exhibit
 Number in Form
 N-4, Item 24(b)      Name of Exhibit
----------------      ---------------